UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Municipal FundSM
Capital Group Short-Term Municipal FundSM
Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM
Capital Group Core Bond FundSM

Capital Group Global Equity FundSM
Capital Group International Equity FundSM
Capital Group U.S. Equity FundSM

Semi-annual report for the six months ended April 30, 2018

In-depth research
and a global
investment
perspective can
lead to strong
long-term outcomes.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Capital Group Core Municipal Fund
Investment portfolio April 30, 2018	unaudited

Bonds, notes & other debt instruments 91.05%	Principal amount (000)	Value (000)
Alabama 1.73%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,440
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	2,050	2,141
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	111
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 5.00% 2020	1,200	1,284
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2021	250	275
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	504
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2021	225	248
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	448
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2020	500	534
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.00% 2018 (escrowed to maturity)	150	152
		8,137

Alaska 0.09%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	290	299
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	130	130
		429

Arizona 1.79%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020	155	158
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020 (preref. 2019)	5	5
Board of Regents, Arizona State University System, Rev. Bonds, Series 2017-A, 5.00% 2024	400	460
Board of Regents, Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	400	460
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,000	1,001
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.60% 2048 (put 2020)[1]	3,100	3,152
The Industrial Dev. Auth. of the County of Maricopa Education Rev. Bonds (Greathearts Arizona Projects), Series 2017-A, 5.00% 2027	745	868
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2023	1,000	1,128
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	125	126
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	1,000	1,046
		8,404

Arkansas 0.13%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 3.30% 2044 (put 2022)[1]	600	606

California 2.96%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2045 (put 2023)[1]	2,200	2,249
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.45% 2047 (put 2019)[1]	1,150	1,155
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	704
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	65	68

Private Client Services Funds	1

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	$35	$36
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 2.04% 2028 (put 2020)[1]	1,000	1,002
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	356
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.95% 2037 (put 2022)[1]	1,000	1,014
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	565	582
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2025	250	286
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,393
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.45% 2024 (put 2018)[2]	1,000	1,000
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,200	1,403
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,171
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2021	800	868
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 5.25% 2019	600	627
		13,914

Colorado 2.19%
City and County of Denver, Airport System Rev. Bonds, Series 2013-B, 5.00% 2021	500	548
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	210
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.174% 2039 (put 2019)[1]	200	200
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.322% 2039 (put 2021)[1]	200	202
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2023	1,590	1,767
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,825	2,021
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,776
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 2019	492	494
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,250	1,324
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	742
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,000	1,003
		10,287

Connecticut 1.86%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 5.00% 2057 (put 2023)	1,500	1,681
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	240	248
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,810	3,993
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,415	1,483

2	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	$300	$315
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	260	266
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	745	773
		8,759

District of Columbia 0.15%
Washington Convention and Sports Auth., Tax-Exemept Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	709

Florida 5.78%
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	500	537
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	546
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	995	979
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	150	155
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	1,500	1,550
City of Clearwater, Water and Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	100	102
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	339
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	352
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	367
Dept. of Environmental Protection, Fin. Division, Rev. Bonds, Series 2008-B, 5.00% 2019 (preref. 2018)	1,450	1,472
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,088
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	749
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	140	141
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	225	229
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	160	164
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,500	1,577
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,043
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	846
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	500	546
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019	100	102
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	159
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	627
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2020	600	641
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2009-B, 5.00% 2023	225	231
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-B, 5.00% 2023 (preref. 2019)	175	180
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	334
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	692
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,738

Private Client Services Funds	3

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	$500	$542
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	565
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2019[2]	1,000	1,026
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2021[2]	785	844
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	1,000	1,197
Tampa Bay Water, Rev. Ref. Bonds (Regional Water Supply Auth. Utility System), Series 2011-B, 5.00% 2018 (escrowed to maturity)	225	228
Tampa Bay Water, Rev. Ref. Bonds (Regional Water Supply Auth. Utility System), Series 2011-B, 5.00% 2018 (escrowed to maturity)	205	208
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,075	1,049
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	350	363
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2023	400	449
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,125
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	186	190
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2022	400	409
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2023	300	307
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,185	1,175
		27,163

Georgia 1.73%
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	210
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	1,110	1,147
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	835	856
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	370	379
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	850	891
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	755	789
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,043
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,316
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2018	400	401
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,000	1,085
		8,117

Guam 0.37%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,200	1,269
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	440	453
		1,722

4	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Hawaii 1.05%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	$645	$674
G.O. Rev. Ref. Bonds, Series 2012-EF, 5.00% 2021	2,000	2,197
G.O. Rev. Ref. Bonds, Series 2016-FH, 5.00% 2026	1,390	1,650
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2010-A, 5.00% 2022	400	426
		4,947

Idaho 0.24%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,106

Illinois 10.59%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,513
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,068
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	261
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,070
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	535
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,307
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	678
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,038
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	540
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	415	433
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	250	272
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,057
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	2,000	2,121
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2018	1,200	1,203
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	2,000	1,994
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	142
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	138
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	1,310	1,417
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,087
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	161
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2020	1,000	1,050
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2020	700	745
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2022	200	203
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2027	590	656
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	306
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	281
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2026	600	680
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	546
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,500	1,572
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,029
G.O. Bonds, Series 2012, 5.00% 2019	285	290
G.O. Bonds, Series 2017-D, 5.00% 2020	4,105	4,269
G.O. Ref. Bonds, Series 2012, 5.00% 2020	325	337
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,008

Private Client Services Funds	5

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	$1,000	$1,042
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.75% 2050 (put 2025)[1]	2,000	2,007
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,573
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,136
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2023	500	552
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2028	2,000	2,315
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,209
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,117
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2020	500	536
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,427
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,264
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	558
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		49,773

Indiana 0.28%
Fin. Auth., Hospital Rev. Bonds (Parkview Health), 5.50% 2024	20	20
Fin. Auth., Hospital Rev. Bonds (Parkview Health), 5.50% 2024 (preref. 2019)	80	83
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 4.00% 2019	500	513
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	700	697
		1,313

Iowa 0.58%
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,155	2,264
Fin. Auth., State Revolving Rev. Bonds, Series 2009, 5.00% 2019 (escrowed to maturity)	425	442
		2,706

Kentucky 0.03%
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	120	121

Louisiana 1.24%
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,659
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,119
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	1,000	1,002
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2029	1,000	1,037
		5,817

Maine 0.29%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	700	735
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2014, 5.00% 2020	600	639
		1,374

6	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Maryland 3.97%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2021	$1,000	$1,078
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	665	693
G.O. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	6,000	7,131
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2017-A, 5.00% 2022	1,500	1,680
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	1,500	1,595
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2022	3,000	3,355
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	975	1,025
Dept. of Transportation, Consolidated Transportation Bonds, Series 2013, 4.00% 2020	1,000	1,037
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 5.00% 2020	1,000	1,065
		18,659

Massachusetts 1.01%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,142
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	811
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	962
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	770	792
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,025	1,064
		4,771

Michigan 3.07%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 2.149% 2032[1]	1,500	1,414
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2019	1,400	1,441
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept.), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,132
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept.), Series 2014-C-5, National insured, 5.00% 2020	750	794
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-B, 5.00% 2021	810	840
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,734
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	711
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	528
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,275	1,323
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	420	434
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	900	944
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	963
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,240
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	938
		14,436

Private Client Services Funds	7

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota 0.93%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	$145	$146
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	220	224
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	640	667
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,545	1,586
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,165	1,216
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	495	520
		4,359

Mississippi 0.17%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.05% 2022 (put 2018)[2]	250	250
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	573
		823

Missouri 1.78%
Environmental Improvement and Energy Resources Auth., Water Pollution Control and Drinking Water Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	225	230
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,654
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2022	440	474
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2025	185	206
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,865	2,948
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047[3]	567	569
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	935	969
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	220	228
City of Lee’s Summit, I-470 and 350 Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	25	25
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,084
		8,387

Montana 0.05%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	235	243

Nebraska 1.41%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,304
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	165	167
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	320	333
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	930	953
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,450	2,517
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	310	318
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	1,000	1,051
		6,643

8	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Nevada 2.80%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	$620	$714
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	600	636
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	873
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,115
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,092
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	1,000	1,161
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	2,000	1,980
County of Clark, Sales and Excise Tax Rev. Improvement and Rev. Ref. Bonds (Streets and Highway Projects), Series 2010-B, 4.00% 2018	2,000	2,007
City of Henderson, Local Improvement Dist. (Madeira Canyon), Series 2017, 2.00% 2023	495	465
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2019	1,100	1,138
		13,181

New Hampshire 0.67%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	575	606
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2020	300	314
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	642
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	349
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	555
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	676
		3,142

New Jersey 2.26%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	100	105
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	216
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,200	1,235
Econ. Dev. Auth., School Facs. Contruction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	499
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,060
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	215
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2019	525	542
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	533
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,428
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	798
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	1,300	1,314
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,066
Transportation Trust Fund Auth., Transportation System Bonds, Series 2016-A, 5.00% 2019	585	603
		10,614

Private Client Services Funds	9

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Mexico 0.43%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	$2,000	$1,980
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 2.656% 2028[1]	20	20
		2,000

New York 5.23%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	210	232
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	449
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	2,000	2,246
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.20% 2044 (put 2022)[1]	750	749
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.33% 2039 (put 2020)[1]	2,000	2,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	2,500	2,863
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	1,000	1,158
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	2,275	2,343
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,825	1,881
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2025	1,960	2,280
New York City G.O. Bonds, Series 2017-C, 5.00% 2027	2,000	2,367
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,483
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	317
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2019 (escrowed to maturity)	100	102
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 2022[2,3]	336	335
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	219
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	2,500	2,578
		24,608

North Carolina 1.18%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,970	2,070
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,133
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,266
County of Wake, G.O. Public Improvement Bonds, Series 2018-A, 5.00% 2021	1,000	1,084
		5,553

10	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
North Dakota 0.56%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	$880	$905
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	235	241
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	565	590
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	500	527
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	350	368
		2,631

Ohio 2.92%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	700	770
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	634
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,000	2,077
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,095
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,082
County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 1.27% 2046 (put 2018)	3,000	3,000
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	448
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2022	1,375	1,512
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,878
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-A, 4.50% 2047	940	1,006
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	212
		13,714

Oklahoma 0.46%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2024 (preref. 2018)	200	202
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, (SIFMA Municipal Swap Index + 0.80%) 2.55% 2023 (put 2018)[1]	1,090	1,090
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Ref. Bonds, Series 2015-D, BAM insured, 5.00% 2020	815	858
		2,150

Oregon 1.13%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	672
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	860	885
Gilliam County Oregon Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), 1.50% 2018	1,500	1,496
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	925	967
Housing and Community Services Dept., Single Family Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	1,215	1,278
		5,298

Private Client Services Funds	11

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.88%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	$400	$436
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	339
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), 5.00% 2020	750	791
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), 5.00% 2021	375	403
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,348
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,935	2,026
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	360
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds, Series 2018-A, 2.44% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	447
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.343% 2028 (put 2024)[1]	1,500	1,517
City of Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	797
City of Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2023	1,500	1,658
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,139
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,169
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, (SIFMA Municipal Swap Index + 0.68%) 2.43% 2018[1]	1,500	1,501
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.73% 2021[1]	950	967
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2019	900	944
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,000	1,990
		18,232

Puerto Rico 0.38%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	721
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,068
		1,789

Rhode Island 0.53%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2020	1,000	1,060
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	552
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	561
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	330
		2,503

South Carolina 1.80%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	290	298
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	470	492
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	180	189
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,145	1,198
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Bon Secours Health System), Series 2013, 5.00% 2020	500	535

12	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	$2,730	$3,085
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	658
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	561
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,073
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	385
		8,474

South Dakota 0.88%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	1,595	1,655
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	455	469
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,915	2,012
		4,136

Tennessee 1.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	370	384
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	400	411
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	90	91
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	755	786
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	1,120	1,168
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	860	903
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	870	915
City of Memphis, Electric System Rev. Ref. Bonds, Series 2008, 5.00% 2018	100	102
		4,760

Texas 11.98%
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	998
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	456
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	525
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	293
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	350	356
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	891
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,500	1,676
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,759
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,304
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	650	768
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,172
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,000	1,018
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	900	964
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,324
Dickinson Independent School Dist., Unlimited Tax Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	500	496
G.O. Bonds, Water Financial Assistance and Rev. Ref. Bonds, Series 2018-A, 4.00% 2019	1,250	1,284
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	131

Private Client Services Funds	13

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2018	$275	$280
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2022[1]	250	250
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.05% 2031[1]	175	175
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	400	418
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	1,000	1,091
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,738
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,195
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2018	1,500	1,526
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	275
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2021	1,500	1,619
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 1.821% 2036 (put 2019)[1]	750	751
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,137
Lamar Consolidated Independent School Dist., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,000	1,103
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,114
Longview Independent School Dist., Unlimited Tax Ref. Bonds, Series 2017, 5.00% 2022	1,150	1,269
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 1.65% 2020 (put 2018)	2,000	2,000
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,584
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2023	1,000	1,132
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	499
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	1,700	1,697
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	337
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	2,000	2,042
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	1,000	1,075
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	1,025
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2020	1,450	1,527
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2017, 5.00% 2019	750	774
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,180	1,255
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	1,000	1,004
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,016
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,020
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,177
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,000	1,187
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2023 (preref. 2018)	180	182
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2023 (preref. 2018)	170	172
Board of Regents of Texas Tech University System, Rev. Fncg. System, Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,165

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	$1,165	$1,324
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,258
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,487
		56,295

Utah 0.11%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	510	535

Virginia 0.66%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	850	875
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2022	2,000	2,207
		3,082

Washington 3.51%
Various Purpose G.O. Bonds, Series 2012-A, 5.00% 2025 (preref. 2021)	1,390	1,520
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2022	1,605	1,772
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,182
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,765
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2027	1,000	1,188
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2022	2,000	2,230
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	994
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2022	670	736
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2023	555	619
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	311
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.75% 2035 (put 2021)[1]	500	501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	800	877
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	587
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2020	480	502
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2023	550	606
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	965	1,010
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2027 (preref. 2019)	100	103
		16,503

West Virginia 0.74%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Company-Amos Project), Series 2015-A, 1.90% 2040 (put 2019)	1,000	996
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Company Project), Series 2014-L, 1.625% 2022 (put 2018)	2,500	2,494
		3,490

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 2.46%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	$2,000	$2,251
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,423
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,122
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	610	640
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2018-B, 4.00% 2048	1,000	1,049
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	329
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	1,500	957
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	2,000	2,224
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	584
		11,579

Total bonds, notes & other debt instruments (cost: $431,880,000)		427,994

Short-term securities 8.42%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 1.53% 2052[1]	2,300	2,300
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.80% 8/14/2018	2,000	2,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-2, 1.57% 5/1/2018	3,620	3,620
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-2, 1.57% 5/3/2018	4,000	4,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 1.55% 2043[1]	2,000	2,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.56% 2043[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.60% 2035[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 1.55% 2035[1]	2,500	2,500
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7001, 2.25% 2045[1,2]	2,000	2,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,541
State of New York, New York City G.O. Bonds, Series 2006-L-5, 1.55% 2035[1]	1,500	1,500
State of New York, New York City G.O. Bonds, Series 2008-J-5, 1.55% 2028[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2002-A-2, 1.56% 2029[1]	5,000	5,000
State of New York, Power Auth., Commercial Paper, Series 2018-1, 1.79% 5/9/2018	1,500	1,500
State of New York, Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-1, 1.55% 2033[1]	2,000	2,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.62% 2033[1]	565	565
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	5,000	5,038

Total short-term securities (cost: $39,572,000)		39,564
Total investment securities 99.47% (cost: $471,452,000)		467,558
Other assets less liabilities 0.53%		2,487

Net assets 100.00%		$470,045

16	Private Client Services Funds

Capital Group Core Municipal Fund

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,779,000, which represented 1.44% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

Private Client Services Funds	17

Capital Group Short-Term Municipal Fund

Investment portfolio April 30, 2018	unaudited

Bonds, notes & other debt instruments 87.31%	Principal amount (000)	Value (000)
Alabama 0.37%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$500	$522

Arizona 0.65%
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2015-A, 5.00% 2021	300	322
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Greathearts Arizona Projects), Series 2017-A, 4.00% 2021	565	589
		911

California 3.57%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2045 (put 2023)[1]	1,500	1,533
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	500
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 2.04% 2028 (put 2020)[1]	300	301
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,000	1,043
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.986% 2038 (put 2020)[1]	1,000	1,000
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2023	200	226
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	424
		5,027

Colorado 0.47%
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.174% 2039 (put 2019)[1]	500	501
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	150	155
		656

Connecticut 5.33%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	470	469
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	552
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 1.00% 2033 (put 2019)	1,000	993
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 1.375% 2035 (put 2018)	2,000	1,998
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	475	492
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	950	996
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	480	494
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	685	704
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	545	559
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	250	259
		7,516

18	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Delaware 0.18%
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 2021	$230	$249

Florida 3.92%
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.40% 2018	250	249
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	600	620
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	352
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	495
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	90	92
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	155	159
Housing Fin. Corp., Multi Familiy Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 1.75% 2019	150	150
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 4.00% 2020	710	737
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	2,000	2,138
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	536
		5,528

Georgia 2.64%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, Assured Guaranty Municipal insured, 5.00% 2019	95	97
County of Clayton, Dev. Auth., Student Housing and Activity Center Rev. Ref. Bonds (CSU Foundation Real Estate I, LLC Project), Series 2017, 4.00% 2021	455	479
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	155	159
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	850	892
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	898
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	1,155	1,193
		3,718

Hawaii 0.80%
G.O. Bonds, Series 2017-FK, 5.00% 2023	1,000	1,130

Illinois 11.62%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,057
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2021	500	535
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2020	500	524
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2020	1,000	1,047
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	106
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	475	524
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	534
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,010	1,098
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 3.00% 2019	1,065	1,078
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	195
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	490	485
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	111
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	146

Private Client Services Funds	19

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2021	$1,000	$1,087
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,195
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,048
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.75% 2050 (put 2025)[1]	1,000	1,004
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	644
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	541
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	537
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	176
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	535
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2020	605	649
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,000	1,019
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2016, 3.00% 2021	500	502
		16,377

Indiana 1.47%
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,053
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,000	1,016
		2,069

Kentucky 0.03%
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	40	40

Louisiana 0.51%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	155	156
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2020	280	296
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	250	269
		721

Maine 0.37%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	500	525

Maryland 0.98%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	440
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	485	509
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 5.00% 2020	400	426
		1,375

20	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Massachusetts 1.23%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	$150	$154
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	875	898
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	665	688
		1,740

Michigan 3.95%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	759
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.50% 2025	375	376
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2018	1,000	1,000
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept.), Series 2014-C-5, National insured, 5.00% 2020	500	529
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,000	1,054
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	300	314
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	725	752
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	140	145
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	313
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	327
		5,569

Minnesota 0.59%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	75	77
City of Minneapolis, Multi Family Rev. Bonds (Albright Townhomes Project), Series 2018, 2.00% 2021 (put 2019)[2]	750	749
		826

Missouri 2.25%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,300	1,338
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	200	205
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,627
		3,170

Montana 0.17%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	230	238

Nebraska 2.03%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,043
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	245	247
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	175	176
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	605	630
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	445	457
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	300	308
		2,861

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 0.44%
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2021	$570	$620

New Jersey 3.14%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	750	773
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	550	559
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2022	200	220
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2019	225	232
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,349
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	750	758
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	531
		4,422

New Mexico 1.42%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	1,000	990
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	990
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 2.656% 2028[1]	20	20
		2,000

New York 4.80%
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	342
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2002-B-3-B, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2018[1]	650	652
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.33% 2039 (put 2020)[1]	2,600	2,608
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	915	942
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2023	1,000	1,131
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	350	346
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	496
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 2022[3,4]	248	248
		6,765

North Carolina 0.29%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	395	415

North Dakota 1.38%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	110	113
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,200	1,245
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	565	592
		1,950

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Ohio 1.64%
County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 1.80% 2046 (put 2018)	$1,000	$1,000
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-A, 4.50% 2047	635	679
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	185	190
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2022	400	440
		2,309

Oklahoma 0.81%
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)	500	499
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	465	487
City of Stillwater, Utility System and Sales Tax Rev. Bonds, Series 2014-A, 4.00% 2019	150	155
		1,141

Oregon 3.20%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 2.75% 2022 (put 2018)[1]	2,625	2,627
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	855	879
Gilliam County Oregon Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), 1.50% 2018	1,000	997
		4,503

Pennsylvania 3.37%
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 3.00% 2018	250	250
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), 5.00% 2020	500	527
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	480	502
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	830
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds, Series 2018-A, 2.44% 2051 (put 2023)[1]	500	500
City of Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2019	500	519
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	1,500	1,619
		4,747

Puerto Rico 0.25%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	350	352

Rhode Island 1.17%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	997
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	635	658
		1,655

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina 1.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	$180	$185
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	500	523
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	270
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	439
		1,417

South Dakota 0.21%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	280	291

Tennessee 2.13%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	200	208
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	215	221
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,485	1,546
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	610	634
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	380	399
		3,008

Texas 10.16%
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Uplift Education) Series 2017-A, 5.00% 2022	635	706
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	525	576
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	1,000	1,013
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,527
G.O. Bonds, Water Financial Assistance and Rev. Ref. Bonds, Series 2018-A, 5.00% 2020	600	640
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.05% 2031[1]	150	150
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	110	115
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2022	250	278
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	422
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 1.821% 2036 (put 2019)[1]	650	651
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021	305	332
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	157
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 2021	600	653
Northside Independent School Dist., Unlimited Tax School Building Bonds, 1.45% 2047 (put 2020)	200	197
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	418
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	500	498
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2021	750	810
Rockwall Independent School Dist., Unlimited Tax Ref. Bonds, Series 2017, 5.00% 2022	800	882
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	350	350
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,016
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,020

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Board of Regents of Texas Tech University System, Rev. Fncg. System, Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2019	$500	$513
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2022	355	391
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, AMT, 2.00% 2021	1,000	997
		14,312

Utah 0.30%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	410	430

Virginia 0.97%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2019	600	626
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	750	743
		1,369

Washington 2.67%
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	900	936
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2023	1,000	1,125
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	546
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	115	118
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	615	644
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	399
		3,768

West Virginia 1.24%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 2.28% 2041 (put 2019)[1]	1,750	1,750

Wisconsin 3.58%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	1,000	1,125
Various Purpose G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,108
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,021
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	1,000	1,061
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	375	393
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	330
		5,038

Total bonds, notes & other debt instruments (cost: $124,380,000)		123,030

Short-term securities 12.80%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.54% 2052[1]	2,000	2,000
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-1, 1.27% 5/2/2018	2,000	2,000
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.68% 5/8/2018	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-2, 1.57% 5/1/2018	2,000	2,000

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.60% 2030[1]	$4,000	$4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.60% 2035[1]	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2002-A-2, 1.56% 2029[1]	1,000	1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	5,000	5,038

Total short-term securities (cost: $18,042,000)		18,038
Total investment securities 100.11% (cost: $142,422,000)		141,068
Other assets less liabilities (0.11%)		(160)

Net assets 100.00%		$140,908

[1]	Coupon rate may change periodically.
[2]	Step bond; coupon rate will increase at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $248,000, which represented .18% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

26	Private Client Services Funds

Capital Group California Core Municipal Fund
Investment portfolio April 30, 2018	unaudited

Bonds, notes & other debt instruments 83.87%	Principal amount (000)	Value (000)
California 80.00%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	$1,000	$1,099
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	975	1,097
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 4.00% 2021	500	528
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,105
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	679
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	577
County of Alameda, Transportation Commission, Sales Tax Rev. Bonds, Series 2014, 4.00% 2019	950	969
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	723
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2024	455	509
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2025	425	475
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	945	980
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	605
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2019	400	412
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2020	550	583
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,069
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,531
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	540
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,107
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	559
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	418
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	452
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	578
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2045 (put 2023)[1]	2,800	2,862
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2047 (put 2023)[1]	1,500	1,533
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.85% 2045 (put 2024)[1]	4,275	4,416
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.35% 2034 (put 2020)[1]	1,000	1,007
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.168% 2045 (put 2021)[1]	1,000	1,006
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	3,500	3,361
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,505	1,506
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,387
Bay Area Water Supply, Series 2013-A, 5.00% 2023	500	568
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,116
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,700
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.00% 2018	325	327

Private Client Services Funds	27

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	$350	$363
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2021	1,625	1,785
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2023	745	842
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	299
Ceres Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2010-A, 0% 2044 (preref. 2020)	1,395	235
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	2,000	2,045
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2024	600	613
Chino Unified School Dist., G.O. Bonds, Series 2017-A, 5.00% 2021	1,000	1,098
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	502
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	753
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2006-A, 1.65% 2018	1,150	1,149
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	967
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	581
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,495
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	800	908
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,805
City of Concord, Successor Agcy. of the Redev. Agcy., Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	928
City of Desert Hot Springs, Redev. Agcy., Tax Allocation, Series 2017, BAM insured, 5.00% 2021	800	872
Eastern Municipal Water Dist., Wear and Wasterwater Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	500	570
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	675	703
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	385	401
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2011, 5.00% 2019	1,150	1,184
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	427
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	581
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021	355	389
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	379
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	596
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	529
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024 (preref. 2019)	100	102
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	587
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	603
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	565

28	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	$1,000	$1,118
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	949
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	674
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,144
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	936
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,147
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	600
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,492
Various Purpose G.O. Bonds, 5.00% 2024	1,505	1,747
Various Purpose G.O. Bonds, 5.00% 2026	2,000	2,363
Various Purpose G.O. Bonds, 5.00% 2026	1,750	2,087
Various Purpose G.O. Bonds, National insured, 6.00% 2020	5	5
Various Purpose G.O. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.76%) 2.081% 2031 (put 2021)[1]	2,175	2,197
Various Purpose G.O. Bonds, Series 2017, 5.00% 2024	530	614
Various Purpose G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	2,000	2,049
Various Purpose G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	600	618
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	700
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	448
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	410	473
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	750	780
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,697
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	1,000	793
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	1,300	1,379
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,168
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,315
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Series 1999-A, National insured, 0% 2020	1,100	1,061
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	289
Hayward Unified School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,098
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,497
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	194
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	152
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	712
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,118
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,350
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	100	101
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	385

Private Client Services Funds	29

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2026	$1,000	$1,170
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	459
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	549
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2018	275	279
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	165
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	413
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2020	1,325	1,419
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	349
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	2,750	3,259
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,605	1,796
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,887
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012-B, 4.00% 2019	400	412
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Paradise Valley Estates Project), Series 2013, 5.00% 2020	1,005	1,058
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,825
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	250	268
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,146
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,164
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-A, 5.00% 2020	510	550
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	677
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,007
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	569
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	80	81
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	20	20
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 4.50% 2025 (preref. 2018)	100	101
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 4.50% 2026 (preref. 2018)	100	101
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.95% 2037 (put 2022)[1]	1,000	1,014
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.986% 2038 (put 2020)[1]	3,000	3,001
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	2,750	3,088
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,275
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	428
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 2.50% 2019	1,230	1,236
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	892
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, 4.00% 2020	940	985
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, 5.00% 2021	500	549

30	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, 5.00% 2028	$500	$565
City of Irvine, Special Assessment Ref. Bonds, 3.25% 2022	700	728
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2021	1,280	1,399
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,144
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	566
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	800
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,131
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,827
City of La Quinta, Successor Agcy. to the Redev. Agcy., La Quinta Redev. Project Area Nos. 1 and 2, Tax Allocation Ref. Bonds, Series 2013-A, 5.00% 2019	200	209
City of La Quinta, Successor Agcy. to the Redev. Agcy., La Quinta Redev. Project Area Nos. 1 and 2, Tax Allocation Ref. Bonds, Series 2014-A, 4.00% 2019	500	515
Lammersville Joint Unified School Dist., Special Tax Community Facs. Dist. No. 2002, Series 2017, 4.00% 2022	680	717
City of Lincoln, Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2021	840	846
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	787
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	570
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	100	106
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2019	275	284
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	423
Long Beach Community College Dist., 2008 Election, Series 2008-A, 5.00% 2022 (preref. 2018)	85	85
Long Beach Community College Dist., 2008 Election, Series 2008-A, 5.00% 2022 (preref. 2018)	15	15
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Ref. Bonds, Series 2014, 5.00% 2020	600	640
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Ref. Bonds, Series 2014, 5.00% 2023	700	791
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2029	200	207
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-D, 5.00% 2019	850	879
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2020	3,000	3,229
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,328
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2026	2,075	2,488
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2027	1,500	1,826
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-M-1, 5.00% 2029	2,000	2,425
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	100	104
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	3,500	4,071
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,182
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	6,250	7,608
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	1,500	1,251
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	559
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	288

Private Client Services Funds	31

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2021	$780	$860
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	843
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, 2004 Election, Series 2013-A, 5.00% 2024	520	586
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,753
Montebello Unified School Dist., Rev. Bonds, Series 2013-A, 5.00% 2020	925	987
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	1,250	1,282
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 0% 2024	815	677
Moreno Valley Unified School Dist., G.O. Bonds, Series 2007, National insured, 5.25% 2019	380	396
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2019	420	436
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2020	375	400
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	320	338
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	845
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	521
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	987
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	582
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	131
Natomas Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	500	548
Northern California Power Agcy., Geothermal Project No. 3 Rev. Bonds, Series 2009-A, 5.50% 2021 (preref. 2019)	1,000	1,042
Northern California Power Agcy., Hydroelectric Project No. 1 Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	200	208
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,500	1,715
Port of Oakland, Rev. Ref. Bonds, Series 2017-E, 5.00% 2020	1,000	1,075
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2023	550	617
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,120
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Ref. Bonds, Series 2013, 4.00% 2020	385	403
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,577
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	750	816
Paramount Unified School Dist., G.O. Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,472
Perris Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 3.00% 2021	895	911
Perris Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 4.00% 2022	915	968
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,136
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.85% 2024 (put 2018)[2]	500	500
Pomona Unified School Dist., G.O. Bonds, 2016 Election, Series 2017-B, 5.00% 2020	2,000	2,139
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	636
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	466
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	943
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	556

32	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	$500	$558
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,353
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital Project), Series 2013-E, 5.00% 2023	3,575	4,041
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2014-G, 5.00% 2021	1,000	1,077
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	893
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,098
Public Works Board, Lease Rev. Ref. Bonds (Dept. of General Services), Series 2017-B, 5.00% 2021	3,000	3,288
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	1,991
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	1,000	1,153
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	691
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	342
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2030	700	806
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	273
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2014, 5.00% 2022	400	446
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	1,000	1,097
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,075	1,222
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	434
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	629
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	569
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	509
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,399
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	402
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	459
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 4.00% 2020	550	573
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 4.00% 2021	700	738
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,146
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2017-E, 5.00% 2023	1,000	1,146
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2017-E, 5.00% 2024	1,500	1,749
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 2021	1,050	1,150
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	410

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023 (preref. 2020)	$230	$246
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2020	725	775
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2020	480	502
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	351
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	223
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	100	103
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2009-A, 4.00% 2020 (preref. 2018)	100	101
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2020	700	748
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	256
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	545
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,120
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2020	800	849
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-B, 3.25% 2021	500	512
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.00% 2018 (escrowed to maturity)	275	277
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.25% 2019 (escrowed to maturity)	290	303
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	341
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	1,310	1,381
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,092
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 1997-A, National insured, 0% 2025	285	230
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	535
San Jose Unified School Dist., G.O. Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	661
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	561
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	429
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	581
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	473
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	300	317
County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	285	290
County of Santa Cruz, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,475	1,701
City of Santa Rosa, Wastewater Rev. Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,855
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2020	995	1,058
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,031
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,264
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,680	1,770

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	$1,125	$1,156
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 4.00% 2019[2]	225	230
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	487
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	154
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	147
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	367
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	148
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	274
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	568
Solano Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 0% 2025	700	625
Solano Community College Dist., G.O. Ref. Bonds, National insured, Series 2005, 0% 2021	2,680	2,491
Southern California Public Power Auth., Rev. Bonds (Linden Wind Energy Project), Series 2010-A, 4.00% 2021	500	522
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	1,000	1,039
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.00% 2018	200	201
Southern California Public Power Auth., Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	10	10
Southern California Public Power Auth., Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023 (preref. 2019)	90	92
Southern California Public Power Auth., Rev. Bonds (Windy Point/Windy Flats Project), Series 2010-1, 5.00% 2023	800	854
Southern California Public Power Auth., Rev. Bonds (Windy Point/Windy Flats Project), Series 2010-1, 5.00% 2020	1,550	1,657
Southern California Public Power Auth., Rev. Ref. Bonds (Southern Transmission Project), Series 2011-A, 5.00% 2018	350	352
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	2,000	1,983
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2007-B, Assured Guaranty insured, 5.00% 2037 (preref. 2018)	5,000	5,010
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	861
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,199
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,100	1,234
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2020	210	226
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,045
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	680
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2009-A, 4.625% 07-01-21 (preref. 2019)	100	103
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	600	618
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2019	600	622
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	331

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	$1,100	$1,197
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.00% 2019	1,000	1,032
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	823
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	226
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	448
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2022	310	347
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2024	530	609
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2025	375	427
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	555	637
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	622
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022 (preref. 2019)	1,500	1,533
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2024 (preref. 2019)	100	102
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.00% 2022	1,705	1,838
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2024	860	994
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	926
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	462
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	157
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	427
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	1,975	1,930
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	532
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	600	650
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	265
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,980	2,039
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	765
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,075	1,105
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,115
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	575	631
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	301
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	441
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	380
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	512
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021 (preref. 2018)	100	100
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	80

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	$125	$133
Dept. of Water Resources, Water Rev. (Central Valley Project), Series 2008-AE, 5.00% 2022 (preref. 2018)	70	70
Dept. of Water Resources, Water Rev. (Central Valley Project), Series 2008-AE, 5.00% 2023 (preref. 2018)	200	201
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	536
		320,949

Guam 1.37%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	374
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	769
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,100	1,164
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2026	1,430	1,503
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	1,525	1,677
		5,487

Iowa 0.02%
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	100	103

Michigan 0.03%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	100	105

Missouri 0.06%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	240	248

New York 1.00%
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	3,500	4,009

Oregon 0.25%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 2.75% 2022 (put 2018)[1]	1,000	1,001

Puerto Rico 1.14%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	508
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,030
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	3,052
		4,590

Total bonds, notes & other debt instruments (cost: $337,104,000)		336,492

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Short-term securities 15.32%	Principal amount (000)	Value (000)
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-5, 1.23% 5/1/2018	$1,000	$1,000
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.25% 5/3/2018	4,000	4,000
State of California, Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2005-H, Bank of America LOC, 1.75% 2035[1]	5,100	5,100
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/29/2018	4,035	4,056
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.38% 2037[1]	3,000	3,000
State of California, California Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.40% 2025[1]	5,500	5,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.38% 2042[1]	400	400
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 1.45% 2026[1]	9,500	9,500
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.63% 6/2/2018	2,000	2,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.80% 8/14/2018	2,000	2,000
State of California, Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2003-B, 1.64% 2025[1]	1,000	1,000
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.23% 5/8/2018	5,500	5,500
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.25% 5/14/2018	3,000	3,000
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.38% 7/11/2018	5,000	5,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.50% 5/10/2018	4,000	4,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.57% 5/14/2018	2,000	2,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.60% 5/9/2018	4,000	4,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.62% 5/17/2018	400	400

Total short-term securities (cost: $61,462,000)		61,456
Total investment securities 99.19% (cost: $398,566,000)		397,948
Other assets less liabilities 0.81%		3,255

Net assets 100.00%		$401,203

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,373,000, which represented .59% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

38	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Investment portfolio April 30, 2018	unaudited

Bonds, notes & other debt instruments 80.87%	Principal amount (000)	Value (000)
California 79.92%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	$500	$537
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	450	495
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	515	530
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2045 (put 2023)[1]	575	588
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.65% 2047 (put 2023)[1]	250	256
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.45% 2047 (put 2019)[1]	1,230	1,236
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.35% 2034 (put 2020)[1]	250	252
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.45% 2034 (put 2021)[1]	250	253
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	500
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2019	700	729
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 4.00% 2018	500	507
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	563
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,674
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	400	407
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2018	700	709
Ceres Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2010-A, 0% 2044 (preref. 2020)	500	84
Chino Unified School Dist., G.O. Bonds, Series 2017-A, 5.00% 2021	750	824
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	692
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2018	125	126
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2006-A, 1.65% 2018	1,100	1,099
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	935
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2014-A, 4.00% 2018	400	404
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2018	450	453
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2018	500	506
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	950	990
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 4.00% 2019	400	409
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	1,000	1,052
Various Purpose G.O. Bonds, 4.00% 2021	490	523
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 2.148% 2029[1]	500	500
Various Purpose G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2021	500	548
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 4.00% 2019	600	621

Private Client Services Funds	39

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 5.00% 2020	$500	$538
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 3.00% 2019	1,000	1,012
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	500	517
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	450	477
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2020	700	742
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	542
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,446
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,105
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	647
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	329
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	209
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	160
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 2019	500	509
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	314
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	549
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	337
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,025	1,007
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	225
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	110	109
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,150
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	351
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2020	695	733
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2018	500	507
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Paradise Valley Estates Project), Series 2013, 5.00% 2019	500	511
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	510	498
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	500	536
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	551
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2022	500	563
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2018	1,000	1,008
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2011-C, 5.00% 2018 (escrowed to maturity)	425	432
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	235	256

40	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	$265	$296
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.986% 2038 (put 2020)[1]	1,500	1,501
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, 4.00% 2018	500	504
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, 4.00% 2019	300	309
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, 5.00% 2021	500	549
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	730
Kern High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2021	1,500	1,599
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	524
City of La Quinta, Successor Agcy. to the Redev. Agcy., La Quinta Redev. Project Area Nos. 1 and 2, Tax Allocation Ref. Bonds, Series 2014-A, 4.00% 2018	500	504
Lammersville Joint Unified School Dist., Special Tax Community Facs. Dist. No. 2002, Series 2017, 4.00% 2021	525	549
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 3.00% 2018	1,425	1,435
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2014-B, 4.00% 2018	225	225
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2016-B, 4.00% 2019	300	309
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2021	400	413
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	400	434
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2018	1,100	1,121
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2018	175	176
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2019	700	734
Los Angeles Unified School Dist., 2004 Election, G.O. Bonds, Series 2009-I, 5.00% 2018	500	503
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	881
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	268
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2019	600	619
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,000	1,098
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	281
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	250	256
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	423
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	500	572
Port of Oakland, Rev. Ref. Bonds, Series 2017-E, 5.00% 2020	1,000	1,075
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Ref. Bonds, Series 2013, 4.00% 2018	300	303
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2018	375	379
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	200	208
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	350	381
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,290
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	789

Private Client Services Funds	41

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2014-A, 5.00% 2018	$250	$253
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2013-A, 4.00% 2019	500	510
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	558
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital Project), Series 2013-E, 5.00% 2023	1,000	1,130
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital), Series 2013-E, 4.00% 2018	425	426
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2014-G, 5.00% 2021	1,000	1,077
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	1,860	2,102
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,076
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	1,000	1,098
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	630	657
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,085
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2019	505	512
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	874
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	850	887
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2019	275	287
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2019	110	115
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2019	100	104
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2018	500	505
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	285	312
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	477
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	665
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,094
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	401
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2018	100	101
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-K-1, 5.00% 2019	500	519
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023	400	436
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-D, 5.00% 2018	500	500
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	280
City and County of San Francisco,, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	535
San Jose Unified School Dist., G.O. Ref. Bonds, 4.00% 2018	300	302
San Jose Unified School Dist., G.O. Ref. Bonds, 4.00% 2019	475	489

42	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	$700	$748
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	367
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	600	623
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.00% 2018	200	201
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	207
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	335
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	166
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	500	496
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	1,100	1,098
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2007-B, Assured Guaranty insured, 5.00% 2037 (preref. 2018)	1,000	1,002
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	399
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	250	256
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	776
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,304
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2019	525	547
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2019	675	706
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	549
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	416
Temecula Valley Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	562
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	502
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	258
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,575	2,516
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	335	345
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,000	1,053
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	835	859
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	775	768
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	200	206
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	290
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 4.00% 2019	755	776
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	189
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	129
		96,126

Private Client Services Funds	43

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Guam 0.27%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	$300	$329

Louisiana 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	15	15

Puerto Rico 0.67%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	800	805

Total bonds, notes & other debt instruments (cost: $98,183,000)		97,275

Short-term securities 19.42%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.40% 2035[1]	2,300	2,300
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.25% 5/3/2018	2,000	2,000
State of California, Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2005-H, Bank of America LOC, 1.75% 2035[1]	3,800	3,800
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.38% 2037[1]	3,500	3,500
State of California, California Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.40% 2025[1]	2,000	2,000
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.38% 2042[1]	825	825
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.63% 6/2/2018	2,000	2,000
State of California, Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2003-B, 1.64% 2025[1]	1,035	1,035
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.23% 5/8/2018	2,500	2,500
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.50% 5/10/2018	1,000	1,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.57% 5/14/2018	2,000	2,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.62% 5/17/2018	400	400

Total short-term securities (cost: $23,360,000)		23,360
Total investment securities 100.29% (cost: $121,543,000)		120,635
Other assets less liabilities (0.29%)		(349)

Net assets 100.00%		$120,286

[1]	Coupon rate may change periodically.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

44	Private Client Services Funds

Capital Group Core Bond Fund

Investment portfolio April 30, 2018	unaudited

Bonds, notes & other debt instruments 91.70%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 58.59%
U.S. Treasury 52.37%
U.S. Treasury 0.875% 2018	$1,715	$1,706
U.S. Treasury 1.25% 2018	3,540	3,519
U.S. Treasury 1.25% 2018	500	498
U.S. Treasury 1.50% 2018	1,000	996
U.S. Treasury 3.75% 2018	3,800	3,834
U.S. Treasury 3.875% 2018	1,000	1,001
U.S. Treasury 0.75% 2019	1,390	1,374
U.S. Treasury 0.875% 2019	4,720	4,645
U.S. Treasury 1.00% 2019	500	490
U.S. Treasury 1.125% 2019	1,860	1,843
U.S. Treasury 1.25% 2019	1,900	1,883
U.S. Treasury 1.25% 2019	500	495
U.S. Treasury 1.50% 2019	2,750	2,727
U.S. Treasury 1.50% 2019	1,000	987
U.S. Treasury 1.625% 2019	1,000	991
U.S. Treasury 1.625% 2019	500	493
U.S. Treasury 1.75% 2019	2,000	1,982
U.S. Treasury 1.375% 2020	10,000	9,822
U.S. Treasury 1.375% 2020	4,850	4,721
U.S. Treasury 1.375% 2020	1,000	977
U.S. Treasury 1.50% 2020	1,809	1,775
U.S. Treasury 1.625% 2020	2,500	2,440
U.S. Treasury 2.00% 2020	4,185	4,123
U.S. Treasury 1.125% 2021	3,010	2,870
U.S. Treasury 1.25% 2021	2,500	2,380
U.S. Treasury 1.25% 2021	2,360	2,269
U.S. Treasury 1.375% 2021	3,420	3,291
U.S. Treasury 1.375% 2021	3,215	3,098
U.S. Treasury 1.75% 2021	9,635	9,323
U.S. Treasury 1.875% 2021	500	486
U.S. Treasury 2.00% 2021	7,770	7,648
U.S. Treasury 2.125% 2021	1,000	980
U.S. Treasury 3.125% 2021	2,000	2,028
U.S. Treasury 1.50% 2022	1,750	1,674
U.S. Treasury 1.75% 2022	13,290	12,775
U.S. Treasury 1.75% 2022	3,890	3,745
U.S. Treasury 1.75% 2022	2,000	1,928
U.S. Treasury 1.875% 2022	5,336	5,168
U.S. Treasury 1.875% 2022	4,170	4,014
U.S. Treasury 1.875% 2022	3,745	3,622
U.S. Treasury 1.875% 2022	2,005	1,935
U.S. Treasury 2.125% 2022	3,000	2,928
U.S. Treasury 1.25% 2023	1,000	924
U.S. Treasury 1.375% 2023	1,275	1,188
U.S. Treasury 1.375% 2023	1,000	929
U.S. Treasury 1.625% 2023	4,000	3,778
U.S. Treasury 1.75% 2023	1,000	951
U.S. Treasury 2.00% 2023	2,000	1,931
U.S. Treasury 2.125% 2023	3,415	3,291
U.S. Treasury 2.25% 2023	500	485
U.S. Treasury 2.50% 2023	1,050	1,034
U.S. Treasury 2.75% 2023	8,092	8,078
U.S. Treasury 2.75% 2023	2,250	2,241
U.S. Treasury 2.00% 2024	5,650	5,373
U.S. Treasury 2.00% 2024	2,480	2,363
U.S. Treasury 2.125% 2024	15,000	14,338
U.S. Treasury 2.125% 2024	11,000	10,574
U.S. Treasury 2.125% 2024	4,200	4,034
U.S. Treasury 2.25% 2024	7,135	6,868
U.S. Treasury 2.25% 2024	1,820	1,763
U.S. Treasury 2.75% 2024	5,000	4,974

Private Client Services Funds	45

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.00% 2025	$2,000	$1,890
U.S. Treasury 2.00% 2025	2,000	1,880
U.S. Treasury 2.75% 2025	10,000	9,912
U.S. Treasury 2.875% 2025	4,470	4,464
U.S. Treasury 7.625% 2025	750	969
U.S. Treasury 1.625% 2026	3,000	2,728
U.S. Treasury 2.25% 2027	8,420	7,967
U.S. Treasury 2.25% 2027	2,200	2,076
U.S. Treasury 2.75% 2028	2,270	2,232
		234,719

U.S. Treasury inflation-protected securities 6.22%
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	1,722	1,708
U.S. Treasury Inflation-Protected Security 0.125% 2021[1]	6,539	6,449
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	5,374	5,265
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	535	529
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	3,516	3,410
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	627	687
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	11,883	9,838
		27,886

Total U.S. Treasury bonds & notes		262,605

Corporate bonds & notes 19.30%
Financials 4.12%
ACE INA Holdings Inc. 2.30% 2020	285	280
ACE INA Holdings Inc. 2.875% 2022	150	147
ACE INA Holdings Inc. 3.35% 2026	45	44
ACE INA Holdings Inc. 4.35% 2045	50	52
Allstate Corp. 3.28% 2026	175	169
American Express Co. (3-month USD-LIBOR + 0.59%) 2.494% 2018[2]	500	500
American Express Co. 2.20% 2020	750	734
American International Group, Inc. 2.30% 2019	190	188
American International Group, Inc. 4.20% 2028	750	745
Bank of America Corp. 2.625% 2020	735	726
Bank of America Corp. 3.419% 2028[3]	458	430
Bank of America Corp. 3.97% 2029	750	737
Bank of New York Mellon Corp. 2.10% 2019	500	499
BB&T Corp. 2.05% 2018	500	500
BB&T Corp. 2.625% 2020	385	382
Berkshire Hathaway Inc. 2.00% 2018	750	750
Citigroup Inc. 2.35% 2021	1,005	975
Citigroup Inc. 4.45% 2027	400	397
Credit Suisse Group AG 3.80% 2023	500	498
Goldman Sachs Group, Inc. 1.95% 2019	500	494
Goldman Sachs Group, Inc. 3.00% 2022	365	357
Goldman Sachs Group, Inc. 3.20% 2023	435	426
Goldman Sachs Group, Inc. 3.814% 2029	500	477
Goldman Sachs Group, Inc. 4.223% 2029	445	441
Goldman Sachs Group, Inc. 4.75% 2045	175	178
HSBC Holdings PLC 2.65% 2022	660	641
JPMorgan Chase & Co. 3.20% 2023	125	123
JPMorgan Chase & Co. 3.559% 2024	325	323
JPMorgan Chase & Co. 3.509% 2029	1,145	1,085
Lloyds Banking Group PLC 4.375% 2028	200	199
Morgan Stanley 2.50% 2021	500	489
New York Life Global Funding 1.70% 2021[3]	750	715
PNC Bank 1.45% 2019	690	679
PNC Bank 2.55% 2021	350	341
Prudential Financial (3-month USD-LIBOR + 0.78%) 2.619% 2018[2]	595	596
Rabobank Nederland 2.75% 2022	400	391

46	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
UniCredit SPA 3.75% 2022[3]	$500	$496
Wells Fargo & Co. 2.10% 2021	500	481
Wells Fargo & Co. 2.625% 2022	805	774
		18,459

Health care 2.73%
Abbott Laboratories 2.35% 2019	271	269
Abbott Laboratories 2.90% 2021	190	188
Abbott Laboratories 3.40% 2023	140	138
Abbott Laboratories 3.75% 2026	515	508
AbbVie Inc. 2.50% 2020	1,060	1,048
AbbVie Inc. 2.30% 2021	340	330
AbbVie Inc. 3.20% 2022	415	408
AbbVie Inc. 2.85% 2023	85	82
AbbVie Inc. 3.60% 2025	150	146
Aetna Inc. 1.70% 2018	220	220
Aetna Inc. 2.80% 2023	55	52
Allergan PLC 3.00% 2020	485	482
Allergan PLC 3.45% 2022	490	482
Amgen Inc. 1.85% 2021	195	187
Amgen Inc. 2.25% 2023	260	243
Amgen Inc. 2.60% 2026	335	302
AstraZeneca PLC 3.375% 2025	445	433
Becton, Dickinson and Co. 3.734% 2024	61	60
Johnson & Johnson 2.45% 2026	320	297
Johnson & Johnson 2.95% 2027	455	436
Medtronic, Inc. 3.35% 2027	555	540
Novartis AG 5.125% 2019	300	306
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 2.425% 2018[2]	500	500
Shire PLC 1.90% 2019	350	344
Shire PLC 2.40% 2021	195	187
Shire PLC 2.875% 2023	120	113
Shire PLC 3.20% 2026	615	563
Teva Pharmaceutical Finance Company BV 1.70% 2019	165	160
Teva Pharmaceutical Finance Company BV 2.20% 2021	835	754
Teva Pharmaceutical Finance Company BV 2.80% 2023	190	159
Teva Pharmaceutical Finance Company BV 3.15% 2026	450	359
UnitedHealth Group Inc. 3.35% 2022	380	381
UnitedHealth Group Inc. 3.75% 2025	460	460
WellPoint, Inc. 2.30% 2018	295	295
WellPoint, Inc. 4.35% 2020	300	308
Zimmer Holdings, Inc. 3.15% 2022	485	476
		12,216

Consumer discretionary 2.53%
21st Century Fox America, Inc. 3.70% 2025	205	204
Amazon.com, Inc. 2.40% 2023[3]	500	479
Amazon.com, Inc. 2.80% 2024[3]	500	481
American Honda Finance Corp. 2.65% 2021	645	639
American Honda Finance Corp. 2.30% 2026	80	73
American Honda Finance Corp. 3.50% 2028	325	321
Bayerische Motoren Werke AG 1.45% 2019[3]	340	334
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	325	332
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	168
Comcast Corp. 2.35% 2027	435	385
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.633% 2018[2,3]	350	351
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	250	241
Ford Motor Credit Co. 3.157% 2020	550	548
Ford Motor Credit Co. 3.219% 2022	205	201
General Motors Co. 4.00% 2025	145	141
General Motors Co. 4.35% 2025	200	198

Private Client Services Funds	47

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer discretionary (continued)
General Motors Financial Co. 3.10% 2019	$975	$977
General Motors Financial Co. 3.70% 2020	320	322
General Motors Financial Co. 4.00% 2026	175	168
Home Depot, Inc. 1.80% 2020	480	471
Home Depot, Inc. 4.40% 2021	350	363
McDonald’s Corp. 3.70% 2026	135	135
McDonald’s Corp. 3.50% 2027	460	449
NBCUniversal Media, LLC 5.15% 2020	350	365
Newell Rubbermaid Inc. 3.15% 2021	355	351
Newell Rubbermaid Inc. 3.85% 2023	340	337
Newell Rubbermaid Inc. 4.20% 2026	195	191
NIKE, Inc. 2.375% 2026	615	562
Starbucks Corp. 2.00% 2018	200	199
Starbucks Corp. 2.10% 2021	235	230
Starbucks Corp. 3.10% 2023	677	671
Time Warner Inc. 3.80% 2027	150	145
Walt Disney Co. 5.50% 2019	300	308
		11,340

Utilities 2.32%
Dominion Resources, Inc. 1.875% 2018[3]	685	681
Duke Energy Carolinas, Inc. 3.05% 2023	510	507
Duke Energy Corp. 2.65% 2026	660	598
Eversource Energy 2.75% 2022	750	731
Exelon Corp. 3.40% 2026	65	62
FirstEnergy Corp., Series B, 4.25% 2023	1,930	1,962
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	863
Pacific Gas and Electric Co. 2.45% 2022	300	286
Pacific Gas and Electric Co. 3.30% 2027	505	473
Pacific Gas and Electric Co. 3.30% 2027[3]	225	210
PacifiCorp., First Mortgage Bonds, 5.65% 2018	795	800
Progress Energy, Inc. 7.05% 2019	955	990
Public Service Enterprise Group Inc. 1.90% 2021	270	261
Public Service Enterprise Group Inc. 2.25% 2026	520	467
Tampa Electric Co. 2.60% 2022	350	336
Virginia Electric and Power Co. 3.10% 2025	1,040	999
Xcel Energy Inc. 3.30% 2025	190	185
		10,411

Consumer staples 2.24%
Altria Group, Inc. 2.85% 2022	250	244
Altria Group, Inc. 2.95% 2023	200	194
Altria Group, Inc. 4.00% 2024	430	435
Anheuser-Busch InBev NV 2.65% 2021	340	336
Anheuser-Busch InBev NV 3.65% 2026	735	719
Constellation Brands, Inc. 3.20% 2023	386	378
Costco Wholesale Corp. 2.30% 2022	285	276
Costco Wholesale Corp. 2.75% 2024	285	276
CVS Health Corp. 4.30% 2028	995	983
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.893% 2021[2]	960	964
General Mills, Inc. 3.20% 2021	285	285
Kroger Co. 2.00% 2019	410	408
Molson Coors Brewing Co. 1.45% 2019	80	78
Molson Coors Brewing Co. 2.10% 2021	90	86
Molson Coors Brewing Co. 3.00% 2026	245	225
PepsiCo, Inc. 1.70% 2021	420	402
PepsiCo, Inc. 2.00% 2021	710	692
Philip Morris International Inc. 1.875% 2021	165	159
Philip Morris International Inc. 2.125% 2023	415	387
Philip Morris International Inc. 2.75% 2026	225	209

48	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Reynolds American Inc. 4.00% 2022	$70	$71
Reynolds American Inc. 4.45% 2025	945	958
Reynolds American Inc. 5.70% 2035	310	342
Reynolds American Inc. 5.85% 2045	220	248
Wal-Mart Stores, Inc. 2.35% 2022	715	692
		10,047

Energy 2.07%
Anadarko Petroleum Corp. 4.85% 2021	70	73
Anadarko Petroleum Corp. 5.55% 2026	145	156
Boardwalk Pipeline Partners, LP 4.95% 2024	460	470
Cenovus Energy Inc. 4.25% 2027	170	164
ConocoPhillips 4.95% 2026	235	253
Enbridge Energy Partners, LP 5.875% 2025	230	251
Energy Transfer Partners, LP 4.20% 2027	185	177
EnLink Midstream Partners, LP 4.40% 2024	230	228
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.275% 2019[2]	1,115	1,116
Husky Energy Inc. 7.25% 2019	250	266
Kinder Morgan 3.15% 2023	495	479
Kinder Morgan, Inc. 4.30% 2028	1,010	984
MPLX LP 3.375% 2023	75	74
MPLX LP 4.00% 2028	350	337
Petróleos Mexicanos 5.375% 2022	175	181
Petróleos Mexicanos 4.625% 2023	1,000	989
Petróleos Mexicanos 6.375% 2021	300	317
Petróleos Mexicanos 6.50% 2027	200	207
Phillips 66 Partners LP 4.30% 2022	290	300
Phillips 66 Partners LP 3.55% 2026	105	99
Royal Dutch Shell PLC 1.75% 2021	435	417
Schlumberger BV 3.00% 2020[3]	125	124
Schlumberger BV 4.00% 2025[3]	165	165
Spectra Energy Partners, LP 2.95% 2018	505	506
Statoil ASA 3.25% 2024	85	84
TC PipeLines, LP 4.375% 2025	430	430
Total Capital International 2.875% 2022	230	228
Woodside Finance Ltd. 4.60% 2021[3]	185	190
		9,265

Information technology 1.18%
Alphabet Inc. 1.998% 2026	465	416
Analog Devices, Inc. 2.50% 2021	185	179
Analog Devices, Inc. 3.50% 2026	170	163
Apple Inc. 1.80% 2020	475	466
Apple Inc. 1.55% 2021	575	550
Apple Inc. 2.50% 2022	190	186
Broadcom Ltd. 2.375% 2020	270	266
Broadcom Ltd. 3.00% 2022	730	712
Broadcom Ltd. 3.625% 2024	270	263
Broadcom Ltd. 3.875% 2027	1,125	1,075
Cisco Systems, Inc. 2.20% 2023	520	493
Oracle Corp. 2.375% 2019	500	500
		5,269

Real estate 0.87%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	58
American Campus Communities, Inc. 3.75% 2023	300	299
American Campus Communities, Inc. 4.125% 2024	415	412
Corporate Office Properties LP 5.25% 2024	235	245
DCT Industrial Trust Inc. 4.50% 2023	500	516
ERP Operating LP 4.625% 2021	215	223
Essex Portfolio LP 3.50% 2025	490	475
Kimco Realty Corp. 3.40% 2022	35	34

Private Client Services Funds	49

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Real estate (continued)
Scentre Group 2.375% 2019[3]	$100	$99
Scentre Group 3.50% 2025[3]	250	243
Simon Property Group, LP 2.50% 2021	460	448
WEA Finance LLC 2.70% 2019[3]	475	472
WEA Finance LLC 3.25% 2020[3]	355	354
		3,878

Industrials 0.63%
Airbus Group SE 2.70% 2023[3]	85	83
Boeing Co. 0.95% 2018	350	350
Canadian National Railway Co. 5.55% 2018	50	50
General Electric Co. 2.70% 2022	300	290
Lockheed Martin Corp. 3.10% 2023	95	94
Lockheed Martin Corp. 3.55% 2026	270	266
Northrop Grumman Corp. 2.55% 2022	425	410
Republic Services, Inc. 5.00% 2020	350	362
Rockwell Collins, Inc. 2.80% 2022	375	364
Rockwell Collins, Inc. 3.20% 2024	275	264
Waste Management, Inc. 4.60% 2021	300	311
		2,844

Telecommunication services 0.47%
Deutsche Telekom International Finance BV 2.82% 2022[3]	405	396
Verizon Communications Inc. 1.75% 2021	45	43
Verizon Communications Inc. 3.125% 2022	275	272
Verizon Communications Inc. 4.125% 2027	188	188
Verizon Communications Inc. 4.50% 2033	1,000	983
Verizon Communications Inc. 4.40% 2034	250	242
		2,124

Materials 0.14%
Sherwin-Williams Co. 2.75% 2022	165	160
Sherwin-Williams Co. 3.125% 2024	70	67
Sherwin-Williams Co. 3.45% 2027	175	166
Vale SA 6.25% 2026	225	249
		642

Total corporate bonds & notes		86,495

Mortgage-backed obligations 6.82%
Federal agency mortgage-backed obligations 6.67%
Fannie Mae 4.50% 2019[4]	8	8
Fannie Mae 4.50% 2020[4]	67	68
Fannie Mae 3.50% 2025[4]	1,786	1,809
Fannie Mae 5.50% 2038[4]	345	377
Fannie Mae 5.00% 2041[4]	676	727
Fannie Mae 5.00% 2041[4]	152	163
Fannie Mae 3.50% 2047[4]	4,042	4,018
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[4]	7	8
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[2,4]	445	429
Freddie Mac 3.50% 2045[4]	2,226	2,223
Freddie Mac 3.50% 2048[4,5]	1,490	1,477
Freddie Mac, Series 3272, Class PA, 6.00% 2037[4]	22	24
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[4]	544	557
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[4]	250	244
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[4]	1,320	1,309
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[4]	1,010	956
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[4]	255	252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[2,4]	719	700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[4]	503	490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	466	455

50	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[4]	$284	$271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	289	284
Government National Mortgage Assn. 4.50% 2040[4]	58	61
Government National Mortgage Assn. 4.00% 2048[4,5]	7,570	7,717
Government National Mortgage Assn. 4.50% 2048[4,5]	4,270	4,423
Government National Mortgage Assn. 5.637% 2059[4]	4	4
Government National Mortgage Assn. 4.982% 2064[4]	93	95
Government National Mortgage Assn. 6.64% 2064[4]	248	257
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.655% 2062[2,4]	493	497
		29,903

Collateralized mortgage-backed (privately originated) 0.15%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.847% 2024[2,4]	17	17
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[2,3,4,6]	289	288
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[2,3,4]	387	382
		687

Total mortgage-backed obligations		30,590

Asset-backed obligations 3.32%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,4]	833	832
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,4]	1,340	1,341
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	770	763
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[4]	406	405
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[4]	270	268
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[4]	580	579
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 2.327% 2020[2,4]	480	481
Citi Held For Issuance, Series 2015-PM3, Class B, 4.31% 2022[3,4]	60	60
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,4]	10	10
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,4]	733	734
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[3,4]	136	137
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,4]	423	423
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,4]	425	425
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,4]	689	686
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,4]	2,365	2,325
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[4]	210	207
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,4]	480	472
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,4]	455	453
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,4]	867	865
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 2020[4]	15	14
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[4]	95	95
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[4]	1,522	1,521
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[4]	400	401
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,4]	293	291
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[3,4]	461	471
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,4]	610	603
		14,862

Federal agency bonds & notes 1.85%
Fannie Mae 1.75% 2019	1,710	1,694
Fannie Mae 2.375% 2023	2,442	2,389
Fannie Mae 2.125% 2026	400	373
Federal Home Loan Bank 1.875% 2020	3,015	2,979
United States Agency for International Development, Ukraine, 1.844% 2019	875	869
		8,304

Private Client Services Funds	51

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.21%
Florida 0.46%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$2,060	$2,068

California 0.31%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	250	244
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	318
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	808

New Jersey 0.23%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	664
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	350	348

Illinois 0.21%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[4]	1,000	933

Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	24

Total municipals		5,407

Bonds & notes of governments & government agencies outside the U.S. 0.61%
European Investment Bank 2.25% 2022	751	733
Manitoba (Province of) 3.05% 2024	200	198
Ontario (Province of) 3.20% 2024	500	497
Saudi Arabia (Kingdom of) 4.00% 2025[3]	430	424
Saudi Arabia (Kingdom of) 4.50% 2030[3]	445	440
United Mexican States 4.15% 2027	460	454
		2,746

Total bonds, notes & other debt instruments (cost: $420,266,000)		411,009

Short-term securities 10.95%
Apple Inc. 1.91% due 6/27/2018[3]	8,000	7,976
Chevron Corp. 1.79% due 5/9/2018[3]	9,000	8,996
ExxonMobil Corp. 1.84% due 5/7/2018	6,000	5,998
Federal Home Loan Bank 1.58%–1.70% due 5/1/2018–6/14/2018	13,700	13,686
United Parcel Service Inc. 1.86% due 5/1/2018[3]	12,400	12,399

Total short-term securities (cost: $49,056,000)		49,055
Total investment securities 102.65% (cost: $469,322,000)		460,064
Other assets less liabilities (2.65%)		(11,875)

Net assets 100.00%		$448,189

52	Private Client Services Funds

Capital Group Core Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 4/30/2018[8] (000)	Unrealized appreciation at 4/30/2018 (000)
2 Year U.S. Treasury Note Futures	Long	171	July 2018	$34,200	$36,260	$2

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 4/30/2018 (000)
U.S. EFFR	2.165%	4/3/2020	$14,700	$46	$—	$46
2.55%	3-month USD-LIBOR	4/3/2020	14,700	(50)	—	(50)
U.S. EFFR	2.174%	4/4/2020	18,720	55	—	55
2.5725%	3-month USD-LIBOR	4/4/2020	18,720	(57)	—	(57)
U.S. EFFR	2.19%	4/6/2020	12,400	33	—	33
2.599%	3-month USD-LIBOR	4/6/2020	12,400	(31)	—	(31)
3-month USD-LIBOR	2.761%	4/27/2020	15,000	(5)	—	(5)
3-month USD-LIBOR	2.75%	4/30/2020	8,000	(1)	—	(1)
3-month USD-LIBOR	2.746%	5/1/2020	11,400	— [9]	—	— [9]
					$—	$(10)

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,340,000, which represented 10.79% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $288,000, which represented .06% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

Auth. = Authority

Dev. = Development

Econ. = Economic

EFFR = Federal Funds Effective Rate

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

TBA = To-be-announced

USD/$ = U.S. dollars

Private Client Services Funds	53

Capital Group Global Equity Fund
Investment portfolio April 30, 2018	unaudited

Common stocks 93.31%	Shares	Value (000)
Information technology 19.70%
ASML Holding NV1	63,916	$12,081
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	312,620	12,020
Visa Inc., Class A	84,870	10,768
GoDaddy Inc., Class A2	145,200	9,374
Keyence Corp.[1]	10,730	6,550
Broadcom Inc.	24,623	5,649
Apple Inc.	32,394	5,353
Alphabet Inc., Class A2	3,295	3,356
Alphabet Inc., Class C2	1,839	1,871
QUALCOMM Inc.	98,245	5,012
VTech Holdings Ltd.[1]	393,900	4,811
SAP SE1	38,604	4,303
Murata Manufacturing Co., Ltd.[1]	34,000	4,296
Hamamatsu Photonics KK1	106,600	4,112
Intel Corp.	74,900	3,866
Microsoft Corp.	37,300	3,488
Accenture PLC, Class A	21,200	3,205
Telefonaktiebolaget LM Ericsson, Class B1	421,825	3,199
Jack Henry & Associates, Inc.	25,916	3,096
Activision Blizzard, Inc.	41,620	2,762
Global Payments Inc.	16,670	1,885
Facebook, Inc., Class A2	6,500	1,118
Micro Focus International PLC[1]	55,100	954
Texas Instruments Inc.	9,315	945
Tencent Holdings Ltd.[1]	14,500	712
		114,786

Financials 16.92%
AIA Group Ltd.[1]	1,478,600	13,201
JPMorgan Chase & Co.	110,380	12,007
CME Group Inc., Class A	68,600	10,817
KBC Groep NV1	80,022	6,973
Moody’s Corp.	36,200	5,872
Intercontinental Exchange, Inc.	79,635	5,770
Bank of New York Mellon Corp.	103,830	5,660
State Street Corp.	48,500	4,839
HDFC Bank Ltd. (ADR)	39,830	3,816
DNB ASA[1]	196,846	3,672
Sampo Oyj, Class A1	57,398	3,087
Marsh & McLennan Companies, Inc.	32,885	2,680
Wells Fargo & Co.	49,355	2,565
Huntington Bancshares Inc.	168,550	2,513
Aon PLC, Class A	16,200	2,308
Chubb Ltd.	16,270	2,207
Lloyds Banking Group PLC[1]	2,266,700	2,015
RenaissanceRe Holdings Ltd.	13,900	1,891
Prudential PLC[1]	58,055	1,489
BNP Paribas SA1	16,948	1,306
UBS Group AG1	74,246	1,247
London Stock Exchange Group PLC[1]	20,400	1,206
Svenska Handelsbanken AB, Class A1	73,732	823
Toronto-Dominion Bank	10,270	577
		98,541

Consumer discretionary 12.59%
Las Vegas Sands Corp.	149,880	10,991
Amazon.com, Inc.[2]	4,645	7,275
Hilton Worldwide Holdings Inc.	90,400	7,127
Naspers Ltd., Class N (ADR)	137,505	6,683

54	Private Client Services Funds

Capital Group Global Equity Fund

Common stocks	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	11,501	$4,003
Starbucks Corp.	67,300	3,874
Comcast Corp., Class A	102,500	3,218
YUM! Brands, Inc.	34,600	3,014
Newell Brands Inc.	100,108	2,766
Hyundai Motor Co., Series 2 (GDR)[1,3]	47,300	2,543
Cie. Financière Richemont SA, Class A1	25,002	2,374
Yum China Holdings, Inc.	48,510	2,074
Samsonite International SA1	448,800	2,028
Norwegian Cruise Line Holdings Ltd.[2]	36,535	1,954
Charter Communications, Inc., Class A2	7,027	1,906
Royal Caribbean Cruises Ltd.	17,360	1,878
Viacom Inc., Class B	47,500	1,433
Hermès International[1]	2,203	1,423
BCA Marketplace PLC[1]	506,738	1,324
NIKE, Inc., Class B	19,000	1,299
JCDecaux SA1	32,167	1,148
SES SA, Class A (FDR)[1]	69,377	1,070
Modern Times Group MTG AB, Class B1	24,325	958
DENSO Corp.[1]	18,200	957
		73,320

Industrials 12.29%
Airbus SE, non-registered shares[1]	86,492	10,132
Safran SA1	78,848	9,247
Deere & Co.	50,260	6,802
CSX Corp.	87,300	5,185
SMC Corp.[1]	12,800	4,877
Ryanair Holdings PLC (ADR)[2]	37,095	4,079
Boeing Co.	10,590	3,532
Equifax Inc.	25,600	2,869
Eaton Corp. PLC	34,600	2,596
TransDigm Group Inc.	8,030	2,574
Jardine Matheson Holdings Ltd.[1]	37,500	2,276
Waste Connections, Inc.	28,555	2,065
Hexcel Corp.	30,630	2,036
FANUC CORP.[1]	8,852	1,905
IDEX Corp.	13,350	1,784
ASSA ABLOY AB, Class B1	79,798	1,667
C.H. Robinson Worldwide, Inc.	13,270	1,221
DSV A/S1	14,863	1,177
DKSH Holding AG1,2	14,647	1,175
Northrop Grumman Corp.	3,600	1,159
Rheinmetall AG1	8,751	1,145
Hoshizaki Corp.[1]	11,600	1,077
Brenntag AG1	17,259	988
		71,568

Consumer staples 8.71%
Pernod Ricard SA1	44,586	7,395
Carlsberg A/S, Class B1	57,775	6,460
Nestlé SA1	73,835	5,708
L’Oréal SA, non-registered shares[1]	23,043	5,519
Danone SA1	59,002	4,757
British American Tobacco PLC[1]	74,920	4,117
Mondelez International, Inc.	102,000	4,029
Reckitt Benckiser Group PLC[1]	48,845	3,829
Philip Morris International Inc.	32,840	2,693
Diageo PLC[1]	71,785	2,553

Private Client Services Funds	55

Capital Group Global Equity Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Coca-Cola Co.	35,290	$1,525
Imperial Brands PLC[1]	35,300	1,260
Procter & Gamble Co.	12,055	872
		50,717

Health care 8.64%
AstraZeneca PLC[1]	101,485	7,115
Gilead Sciences, Inc.	83,907	6,061
UnitedHealth Group Inc.	18,590	4,395
Novo Nordisk A/S, Class B1	87,302	4,099
Essilor International SA1	28,047	3,817
Danaher Corp.	35,200	3,531
Incyte Corp.[2]	55,200	3,419
Seattle Genetics, Inc.[2]	61,580	3,152
Abbott Laboratories	43,600	2,534
Johnson & Johnson	15,170	1,919
Bluebird Bio, Inc.[2]	11,200	1,906
Eli Lilly and Co.	20,375	1,652
Integra LifeSciences Holdings Corp.[2]	21,900	1,350
Express Scripts Holding Co.[2]	17,405	1,318
Agios Pharmaceuticals, Inc.[2]	13,100	1,099
Roche Holding AG, non-registered shares, nonvoting[1]	4,319	958
Merck & Co., Inc.	13,800	812
Humana Inc.	2,410	709
Genmab A/S1,2	2,412	488
		50,334

Energy 4.86%
Royal Dutch Shell PLC, Class B (ADR)	123,195	8,922
Schlumberger Ltd.	112,986	7,746
Chevron Corp.	48,844	6,111
EOG Resources, Inc.	39,145	4,626
Helmerich & Payne, Inc.	8,300	577
Enbridge Inc. (CAD denominated)	11,300	342
		28,324

Materials 3.34%
Asahi Kasei Corp.[1]	432,600	5,958
Shin-Etsu Chemical Co., Ltd.[1]	44,300	4,411
Nutrien Ltd.	76,600	3,487
Air Liquide SA, non-registered shares[1]	11,949	1,553
Givaudan SA1	555	1,237
Rio Tinto PLC[1]	22,242	1,205
Praxair, Inc.	7,145	1,090
Steel Dynamics, Inc.	12,100	542
		19,483

Telecommunication services 2.25%
SoftBank Group Corp.[1]	93,300	7,233
Vodafone Group PLC[1]	905,690	2,635
NTT DoCoMo, Inc.[1]	50,900	1,319
América Móvil, SAB de CV, Series L (ADR)	54,400	1,006
Koninklijke KPN NV1	305,033	946
		13,139

56	Private Client Services Funds

Capital Group Global Equity Fund

Common stocks	Shares	Value (000)
Utilities 2.11%
AES Corp.	293,450	$3,592
Sempra Energy	24,530	2,743
Enel SPA[1]	381,894	2,419
Iberdrola, SA, non-registered shares[1]	242,224	1,867
National Grid PLC[1]	143,085	1,657
		12,278

Real estate 1.90%
American Tower Corp. REIT	37,900	5,168
Crown Castle International Corp. REIT	45,675	4,607
Link Real Estate Investment Trust REIT[1]	148,500	1,312
		11,087

Total common stocks (cost: $394,773,000)		543,577

Short-term securities 5.51%	Principal amount (000)
Apple Inc. 1.91% due 6/27/2018[3]	$8,000	7,976
Federal Home Loan Bank 1.58%–1.65% due 5/1/2018–5/31/2018	19,100	19,093
Intel Corp. 1.77% due 5/10/2018	5,000	4,998

Total short-term securities (cost: $32,067,000)		32,067
Total investment securities 98.82% (cost: $426,840,000)		575,644
Other assets less liabilities 1.18%		6,888

Net assets 100.00%		$582,532

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $221,358,000, which represented 38.00% of the net assets of the fund. This amount includes $218,815,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,519,000, which represented 1.81% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Private Client Services Funds	57

Capital Group International Equity Fund
Investment portfolio April 30, 2018	unaudited

Common stocks 89.52%	Shares	Value (000)
Industrials 16.46%
Safran SA1	374,425	$43,913
SMC Corp.[1]	98,900	37,684
Airbus SE, non-registered shares[1]	286,541	33,568
ASSA ABLOY AB, Class B1	1,157,528	24,182
FANUC CORP.[1]	97,000	20,874
Jardine Matheson Holdings Ltd.[1]	313,900	19,053
Nidec Corp.[1]	97,000	15,186
Rheinmetall AG1	101,064	13,219
DSV A/S1	138,465	10,960
DKSH Holding AG1,2	122,661	9,842
Brenntag AG1	146,375	8,376
Hoshizaki Corp.[1]	78,500	7,287
Kubota Corp.[1]	292,600	4,944
Canadian National Railway Co.	63,300	4,892
Ryanair Holdings PLC (ADR)[2]	42,680	4,694
GLORY Ltd.[1]	129,400	4,458
Siemens AG1	34,457	4,383
RELX PLC[1]	203,500	4,347
		271,862

Financials 15.62%
AIA Group Ltd.[1]	5,165,000	46,115
London Stock Exchange Group PLC[1]	498,700	29,469
Sampo Oyj, Class A1	451,173	24,269
Prudential PLC[1]	879,070	22,546
KBC Groep NV1	247,825	21,595
Lloyds Banking Group PLC[1]	23,714,100	21,077
HDFC Bank Ltd. (ADR)	163,600	15,674
DBS Group Holdings Ltd[1]	635,500	14,681
BNP Paribas SA1	186,692	14,389
Deutsche Boerse AG1	80,583	10,842
ABN AMRO Group NV, depository receipts[1]	316,767	9,823
Euronext NV1	92,850	6,644
Svenska Handelsbanken AB, Class A1	529,357	5,910
DNB ASA[1]	294,036	5,485
UBS Group AG1	325,245	5,464
AIB Group PLC[1]	700,057	4,161
		258,144

Consumer staples 13.57%
Pernod Ricard SA1	200,747	33,296
Carlsberg A/S, Class B1	279,439	31,243
Nestlé SA1	323,912	25,041
L’Oréal SA, non-registered shares[1]	103,258	24,730
British American Tobacco PLC[1]	422,000	23,190
Diageo PLC[1]	646,645	23,001
Danone SA1	212,497	17,131
Imperial Brands PLC[1]	375,778	13,418
TSURUHA Holdings, Inc.[1]	86,300	12,390
Associated British Foods PLC[1]	220,050	8,165
Meiji Holdings Co., Ltd.[1]	100,700	8,083
Reckitt Benckiser Group PLC[1]	57,200	4,485
		224,173

58	Private Client Services Funds

Capital Group International Equity Fund

Common stocks	Shares	Value (000)
Information technology 13.16%
Keyence Corp.[1]	60,200	$36,749
ASML Holding NV1	187,647	35,467
Hamamatsu Photonics KK1	796,000	30,706
SAP SE1	273,872	30,525
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	783,600	30,130
Murata Manufacturing Co., Ltd.[1]	143,100	18,080
Micro Focus International PLC[1]	974,259	16,873
MercadoLibre, Inc.	40,750	13,839
Samsung Electronics Co., Ltd., preferred (GDR)[1]	5,057	4,975
		217,344

Consumer discretionary 9.36%
LVMH Moët Hennessy-Louis Vuitton SE1	79,334	27,614
Kering SA1	36,831	21,246
BCA Marketplace PLC[1]	5,314,368	13,884
Samsonite International SA1	2,784,900	12,582
Modern Times Group MTG AB, Class B1	285,581	11,243
InterContinental Hotels Group PLC[1]	172,300	10,861
Cie. Financière Richemont SA, Class A1	100,341	9,529
JCDecaux SA1	246,350	8,788
Wynn Macau, Ltd.[1]	2,190,200	8,093
Ryohin Keikaku Co., Ltd.[1]	22,200	7,588
SES SA, Class A (FDR)[1]	485,762	7,490
Naspers Ltd., Class N (ADR)	133,750	6,500
DENSO Corp.[1]	88,500	4,656
Hermès International[1]	7,186	4,643
		154,717

Health care 9.10%
AstraZeneca PLC[1]	569,850	39,952
Novo Nordisk A/S, Class B1	737,522	34,627
Essilor International SA1	212,003	28,852
Genmab A/S1,2	101,922	20,611
HOYA Corp.[1]	166,100	8,880
Sonova Holding AG1	40,370	6,672
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	272,114	5,630
Novartis AG1	65,608	5,046
		150,270

Telecommunication services 4.93%
Vodafone Group PLC[1]	9,756,630	28,388
SoftBank Group Corp.[1]	298,500	23,141
NTT DoCoMo, Inc.[1]	483,700	12,537
Koninklijke KPN NV1	2,359,701	7,316
América Móvil, SAB de CV, Series L (ADR)	364,400	6,738
Singapore Telecommunications Ltd.[1]	1,253,900	3,332
		81,452

Materials 3.14%
Asahi Kasei Corp.[1]	1,037,000	14,281
Shin-Etsu Chemical Co., Ltd.[1]	109,100	10,864
Givaudan SA1	3,644	8,123
Air Liquide SA, non-registered shares[1]	57,885	7,521

Private Client Services Funds	59

Capital Group International Equity Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Rio Tinto PLC[1]	81,490	$4,416
Kansai Paint Co., Ltd.[1]	163,700	3,680
Amcor Ltd.[1]	298,848	3,084
		51,969

Utilities 1.94%
Enel SPA[1]	2,359,379	14,944
Iberdrola, SA, non-registered shares[1]	1,595,401	12,299
SSE PLC[1]	250,754	4,759
		32,002

Energy 1.23%
Royal Dutch Shell PLC, Class B1	254,890	9,105
TOTAL SA1	131,887	8,282
Ensco PLC, Class A	377,700	2,134
Enbridge Inc. (CAD denominated)	25,800	782
		20,303

Real estate 1.01%
Link Real Estate Investment Trust REIT[1]	1,404,000	12,405
Deutsche Wohnen SE, non-registered shares[1]	91,482	4,320
		16,725

Total common stocks (cost: $1,101,710,000)		1,478,961

Short-term securities 9.07%	Principal amount (000)
CPPIB Capital Inc. 1.86% due 5/16/2018[3]	$10,000	9,992
Danaher Corp. 1.78% due 5/14/2018[3]	15,800	15,789
Federal Home Loan Bank 1.61% due 5/16/2018	30,000	29,980
Intel Corp. 1.77% due 5/10/2018	10,000	9,995
National Rural Utilities Cooperative Finance Corp. 1.74% due 5/2/2018	15,000	14,998
PepsiCo Inc. 1.83% due 5/3/2018[3]	30,000	29,996
Société Générale 1.59% due 5/1/2018[3]	30,000	29,999
United Parcel Service Inc. 1.86% due 5/1/2018[3]	9,000	8,999

Total short-term securities (cost: $149,754,000)		149,748
Total investment securities 98.59% (cost: $1,251,464,000)		1,628,709
Other assets less liabilities 1.41%		23,369

Net assets 100.00%		$1,652,078

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,393,578,000, which represented 84.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,775,000, which represented 5.74% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

60	Private Client Services Funds

Capital Group U.S. Equity Fund

Investment portfolio April 30, 2018		unaudited

Common stocks 95.08%	Shares	Value (000)
Information technology 18.55%
Visa Inc., Class A	54,730	$6,944
Microsoft Corp.	67,095	6,275
Jack Henry & Associates, Inc.	43,020	5,140
Apple Inc.	17,640	2,915
Texas Instruments Inc.	23,990	2,433
Broadcom Inc.	10,381	2,382
Alphabet Inc., Class C1	1,742	1,772
Alphabet Inc., Class A1	360	367
Global Payments Inc.	16,705	1,888
ASML Holding NV (New York registered)	9,540	1,798
QUALCOMM Inc.	31,865	1,625
Accenture PLC, Class A	9,200	1,391
GoDaddy Inc., Class A1	21,500	1,388
Analog Devices, Inc.	15,806	1,381
HP Inc.	45,320	974
Facebook, Inc., Class A1	4,400	757
Intel Corp.	14,300	738
Activision Blizzard, Inc.	10,400	690
Trimble Inc.[1]	14,705	509
Xilinx, Inc.	4,535	291
Electronic Arts Inc.[1]	2,100	248
		41,906

Financials 17.08%
Marsh & McLennan Companies, Inc.	62,490	5,093
CME Group Inc., Class A	28,425	4,482
Chubb Ltd.	31,040	4,211
JPMorgan Chase & Co.	35,830	3,898
Wells Fargo & Co.	68,415	3,555
Bank of New York Mellon Corp.	53,390	2,910
SVB Financial Group[1]	9,500	2,846
Intercontinental Exchange, Inc.	32,050	2,322
Aon PLC, Class A	16,300	2,322
Huntington Bancshares Inc.	141,930	2,116
Moody’s Corp.	12,575	2,040
State Street Corp.	15,950	1,592
Toronto-Dominion Bank	12,245	688
Nasdaq, Inc.	5,800	512
		38,587

Health care 13.25%
UnitedHealth Group Inc.	22,955	5,427
Humana Inc.	11,865	3,490
Danaher Corp.	20,473	2,054
Gilead Sciences, Inc.	26,924	1,945
Incyte Corp.[1]	30,600	1,895
Seattle Genetics, Inc.[1]	35,980	1,842
Merck & Co., Inc.	27,585	1,624
Express Scripts Holding Co.[1]	19,785	1,498
Eli Lilly and Co.	16,900	1,370
Johnson & Johnson	10,380	1,313
AstraZeneca PLC (ADR)	35,150	1,249
Medtronic PLC	14,015	1,123
Roche Holding AG (ADR)	34,875	969
Essilor International SA (ADR)	14,080	958
Bluebird Bio, Inc.[1]	5,100	868

Private Client Services Funds	61

Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Agios Pharmaceuticals, Inc.[1]	10,270	$862
Abbott Laboratories	13,380	778
Ultragenyx Pharmaceutical Inc.[1]	13,345	678
		29,943

Industrials 13.15%
Waste Connections, Inc.	72,800	5,263
Northrop Grumman Corp.	10,210	3,288
CSX Corp.	52,800	3,136
Boeing Co.	7,770	2,592
Deere & Co.	14,620	1,979
TransDigm Group Inc.	5,835	1,871
Hexcel Corp.	26,815	1,782
Eaton Corp. PLC	22,570	1,693
Airbus Group SE (ADR)	53,700	1,567
Equifax Inc.	13,350	1,496
IDEX Corp.	9,800	1,310
C.H. Robinson Worldwide, Inc.	12,840	1,182
Norfolk Southern Corp.	6,785	973
Waste Management, Inc.	11,120	904
Lockheed Martin Corp.	2,075	666
		29,702

Consumer discretionary 10.32%
Amazon.com, Inc.[1]	2,688	4,210
Comcast Corp., Class A	119,150	3,740
Starbucks Corp.	62,015	3,570
Charter Communications, Inc., Class A1	10,236	2,777
Newell Brands Inc.	89,800	2,481
NIKE, Inc., Class B	33,605	2,298
Hilton Worldwide Holdings Inc.	22,900	1,805
Booking Holdings Inc.[1]	520	1,133
Yum China Holdings, Inc.	17,200	736
YUM! Brands, Inc.	6,580	573
		23,323

Consumer staples 8.62%
Diageo PLC (ADR)	27,750	3,939
Philip Morris International Inc.	45,230	3,709
Procter & Gamble Co.	33,551	2,427
Nestlé SA (ADR)	30,305	2,344
Coca-Cola Co.	42,120	1,820
Mondelez International, Inc.	29,500	1,165
British American Tobacco PLC (ADR)	14,490	791
Costco Wholesale Corp.	4,000	789
Carlsberg A/S, Class B (ADR)	31,725	712
Danone (ADR)	43,170	702
Hormel Foods Corp.	17,200	624
Reckitt Benckiser Group PLC (ADR)	28,160	447
		19,469

Energy 6.96%
Schlumberger Ltd.	59,344	4,069
Chevron Corp.	25,240	3,158
EOG Resources, Inc.	18,765	2,217
ConocoPhillips	26,785	1,754
Occidental Petroleum Corp.	17,710	1,368

62	Private Client Services Funds

Capital Group U.S. Equity Fund

Common stocks	Shares	Value (000)
Helmerich & Payne, Inc.	19,200	$1,335
Halliburton Co.	20,400	1,081
Royal Dutch Shell PLC, Class B (ADR)	9,300	674
Enbridge Inc.	2,700	82
		15,738

Real estate 4.09%
Crown Castle International Corp. REIT	35,800	3,611
American Tower Corp. REIT	18,300	2,495
Iron Mountain Inc. REIT	51,069	1,733
Equinix, Inc. REIT	1,900	800
Digital Realty Trust, Inc. REIT	5,700	603
		9,242

Utilities 1.51%
Sempra Energy	26,755	2,991
NextEra Energy, Inc.	2,600	426
		3,417

Materials 1.18%
Praxair, Inc.	9,806	1,496
Steel Dynamics, Inc.	13,400	600
Sherwin-Williams Co.	1,570	577
		2,673

Telecommunication services 0.37%
Verizon Communications Inc.	16,835	831

Total common stocks (cost: $149,199,000)		214,831

Short-term securities 4.16%	Principal amount (000)
Army and Air Force Exchange Service 1.70% due 5/1/2018[2]	$3,300	3,300
Coca-Cola Co. 1.88% due 6/18/2018[2]	1,100	1,097
Eli Lilly and Co. 1.82% due 5/3/2018[2]	1,000	1,000
Federal Home Loan Bank 1.58% due 5/1/2018	4,000	4,000

Total short-term securities (cost: $9,397,000)		9,397
Total investment securities 99.24% (cost: $158,596,000)		224,228
Other assets less liabilities 0.76%		1,708

Net assets 100.00%		$225,936

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,397,000, which represented 2.39% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Private Client Services Funds	63

Financial statements

Statements of assets and liabilities
at April 30, 2018

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$467,558	$141,068	$397,948
Cash	60	87	153
Cash denominated in currencies other than U.S. dollars	—	—	—
Receivables for:
Sales of investments	1,993	—	4,217
Sales of fund’s shares	—	150	107
Dividends and interest	5,273	1,537	3,557
Variation margin on swap contracts	—	—	—
Total assets	474,884	142,842	405,982

Liabilities:
Payables for:
Purchases of investments	4,478	1,900	4,008
Repurchases of fund’s shares	16	— *	452
Dividends on fund’s shares	225	—	222
Investment advisory services	97	29	82
Variation margin on futures contracts	—	—	—
Variation margin on swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	23	5	15
Total liabilities	4,839	1,934	4,779
Net assets at April 30, 2018	$470,045	$140,908	$401,203

Net assets consist of:
Capital paid in on shares of beneficial interest	$473,775	$142,818	$401,670
Undistributed (distributions in excess of) net investment income	8	(12)	(45)
Accumulated net realized gain (loss)	157	(544)	196
Net unrealized (depreciation) appreciation	(3,895)	(1,354)	(618)
Net assets at April 30, 2018	$470,045	$140,908	$401,203

Investment securities in unaffiliated issuers, at cost	$471,452	$142,422	$398,566
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Shares outstanding	46,096	14,166	38,694
Net asset value per share	$10.20	$9.95	$10.37

*	Amount less than one thousand.

See Notes to Financial Statements

64	Private Client Services Funds

unaudited
(dollars in thousands)

Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund

$120,635	$460,064	$575,644	$1,628,709	$224,228
3	49	64	68	87
—	—	133	1,254	6

481	25,275	5,852	14,516	1,583
—	220	241	917	—
1,073	1,916	1,587	8,547	325
—	33	—	—	—
122,192	487,557	583,521	1,654,011	226,229

1,872	38,958	559	—	106
4	52	6	560	82
—	226	—	—	—
25	92	311	883	80
—	3	—	—	—
—	33	—	—	—
—	—	90	352	25
5	4	23	138	—
1,906	39,368	989	1,933	293
$120,286	$448,189	$582,532	$1,652,078	$225,936

$121,348	$458,894	$402,177	$1,300,290	$146,376

4	(129)	2,806	11,773	227
(158)	(1,310)	28,768	(37,092)	13,701
(908)	(9,266)	148,781	377,107	65,632
$120,286	$448,189	$582,532	$1,652,078	$225,936

$121,543	$469,322	$426,840	$1,251,464	$158,596

—	—	133	1,254	6
11,945	45,344	38,021	119,921	10,139
$10.07	$9.88	$15.32	$13.78	$22.28

Private Client Services Funds	65

Statements of operations
for the six months ended April 30, 2018

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—	$—	$—
Interest	5,250	1,374	3,999
	5,250	1,374	3,999
Fees and expenses*:
Investment advisory services	576	180	481
Reports to shareholders	1	1	1
Registration statement and prospectus	30	20	11
Trustees’ compensation	9	7	8
Auditing and legal	1	1	2
Custodian	— †	— †	— †
Other	2	—	—
Total fees and expenses before reimbursements	619	209	503
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—	—
Total reimbursements of fees and expenses	—	—	—
Total fees and expenses after reimbursements	619	209	503
Net investment income	4,631	1,165	3,496
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	167	(303)	198
Swap contracts	—	—	—
Currency transactions	—	—	—
	167	(303)	198
Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(8,768)	(1,727)	(7,342)
Futures contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	(8,768)	(1,727)	(7,342)
Net realized gain (loss) and unrealized (depreciation) appreciation	(8,601)	(2,030)	(7,144)
Net (decrease) increase in net assets resulting from operations	$(3,970)	$(865)	$(3,648)

*	Additional information related to non-U.S. taxes and fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

66	Private Client Services Funds

unaudited
(dollars in thousands)

Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund

$—	$—	$5,824	$16,968	$2,246
898	4,907	185	919	69
898	4,907	6,009	17,887	2,315

150	538	1,899	5,291	499
1	1	—	—	—
3	34	—	—	—
4	9	5	5	5
1	1	9	9	2
1	— †	—	—	—
—	1	—	—	—
160	584	1,913	5,305	506

—	—	14	14	7
—	—	14	14	7
160	584	1,899	5,291	499
738	4,323	4,110	12,596	1,816

(154)	(565)	28,739	44,088	13,611
—	(8)	—	—	—
—	—	35	199	(1)
(154)	(573)	28,774	44,287	13,610

(1,464)	(10,166)	(16,242)	(22,590)	(9,555)
—	2	—	—	—
—	(10)	—	—	—
—	—	(19)	(124)	—
(1,464)	(10,174)	(16,261)	(22,714)	(9,555)

(1,618)	(10,747)	12,513	21,573	4,055

$(880)	$(6,424)	$16,623	$34,169	$5,871

Private Client Services Funds	67

Statements of changes in net assets

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2018*	2017	2018*	2017	2018*	2017

Operations:
Net investment income	$4,631	$8,299	$1,165	$2,242	$3,496	$6,544
Net realized gain (loss)	167	940	(303)	(240)	198	396
Net unrealized (depreciation) appreciation	(8,768)	(3,877)	(1,727)	(274)	(7,342)	(3,915)
Net (decrease) increase in net assets resulting from operations	(3,970)	5,362	(865)	1,728	(3,648)	3,025
Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(4,625)	(8,282)	(1,177)	(2,242)	(3,541)	(6,542)
Distributions from net realized gain on investments	(872)	(144)	—	(32)	(356)	(284)
Total dividends and distributions paid to shareholders	(5,497)	(8,426)	(1,177)	(2,274)	(3,897)	(6,826)

Net capital share transactions	37,182	40,004	(6,867)	(28,231)	20,748	55,632

Total increase (decrease) in net assets	27,715	36,940	(8,909)	(28,777)	13,203	51,831

Net assets:
Beginning of period	442,330	405,390	149,817	178,594	388,000	336,169
End of period	$470,045	$442,330	$140,908	$149,817	$401,203	$388,000
Undistributed (distributions in excess of) net investment income	$8	$2	$(12)	$—	$(45)	$—

*	Unaudited.

See Notes to Financial Statements

68	Private Client Services Funds

(dollars in thousands)

Capital Group
California						Capital Group
Short-Term		Capital Group		Capital Group		International		Capital Group
Municipal Fund		Core Bond Fund		Global Equity Fund		Equity Fund		U.S. Equity Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017	2018*	2017

$738	$1,292	$4,323	$6,002	$4,110	$7,917	$12,596	$23,016	$1,816	$3,451
(154)	113	(573)	(677)	28,774	21,817	44,287	15,859	13,610	11,282
(1,464)	(296)	(10,174)	(3,359)	(16,261)	88,351	(22,714)	260,319	(9,555)	31,565
(880)	1,109	(6,424)	1,966	16,623	118,085	34,169	299,194	5,871	46,298
(734)	(1,292)	(4,452)	(6,147)	(7,638)	(7,255)	(22,396)	(19,754)	(1,589)	(3,244)
(87)	(52)	—	(1,618)	(20,172)	—	—	—	(10,650)	(8,959)
(821)	(1,344)	(4,452)	(7,765)	(27,810)	(7,255)	(22,396)	(19,754)	(12,239)	(12,203)
2,161	2,211	42,594	69,985	22,480	(21,188)	56,062	(60,784)	(3,416)	(8,035)
460	1,976	31,718	64,186	11,293	89,642	67,835	218,656	(9,784)	26,060
119,826	117,850	416,471	352,285	571,239	481,597	1,584,243	1,365,587	235,720	209,660
$120,286	$119,826	$448,189	$416,471	$582,532	$571,239	$1,652,078	$1,584,243	$225,936	$235,720
$4	$—	$(129)	$—	$2,806	$6,334	$11,773	$21,573	$227	$—

Private Client Services Funds	69

Notes to financial statements	unaudited

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders — Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

70	Private Client Services Funds

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental

Private Client Services Funds	71

information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of April 30, 2018 (dollars in thousands).

Capital Group Core Municipal Fund

At April 30, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group Short-Term Municipal Fund

At April 30, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group California Core Municipal Fund

At April 30, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group California Short-Term Municipal Fund

At April 30, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$262,605	$—	$262,605
Corporate bonds & notes	—	86,495	—	86,495
Mortgage-backed obligations	—	30,590	—	30,590
Asset-backed obligations	—	14,862	—	14,862
Federal agency bonds & notes	—	8,304	—	8,304
Municipals	—	5,407	—	5,407
Bonds & notes of governments & government agencies outside the U.S.	—	2,746	—	2,746
Short-term securities	—	49,055	—	49,055
Total	$—	$460,064	$—	$460,064

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2	$—	$—	$2
Unrealized appreciation on interest rate swaps	—	134	—	134
Liabilities:
Unrealized depreciation on interest rate swaps	—	(144)	—	(144)
Total	$2	$(10)	$—	$(8)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

72	Private Client Services Funds

Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$73,768	$41,018	$—	$114,786
Financials	63,522	35,019	—	98,541
Consumer discretionary	55,492	17,828	—	73,320
Industrials	35,902	35,666	—	71,568
Consumer staples	9,119	41,598	—	50,717
Health care	33,857	16,477	—	50,334
Energy	28,324	—	—	28,324
Materials	5,119	14,364	—	19,483
Telecommunication services	1,006	12,133	—	13,139
Utilities	6,335	5,943	—	12,278
Real estate	9,775	1,312	—	11,087
Short-term securities	—	32,067	—	32,067
Total	$322,219	$253,425	$—	$575,644

*	Securities with a value of $206,477,000, which represented 35.44% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,586	$262,276	$—	$271,862
Financials	15,674	242,470	—	258,144
Consumer staples	—	224,173	—	224,173
Information technology	43,969	173,375	—	217,344
Consumer discretionary	6,500	148,217	—	154,717
Health care	—	150,270	—	150,270
Telecommunication services	6,738	74,714	—	81,452
Materials	—	51,969	—	51,969
Utilities	—	32,002	—	32,002
Energy	2,916	17,387	—	20,303
Real estate	—	16,725	—	16,725
Short-term securities	—	149,748	—	149,748
Total	$85,383	$1,543,326	$—	$1,628,709

*	Securities with a value of $1,288,945,000, which represented 78.02% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Capital Group U.S. Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$41,906	$—	$—	$41,906
Financials	38,587	—	—	38,587
Health care	29,943	—	—	29,943
Industrials	29,702	—	—	29,702
Consumer discretionary	23,323	—	—	23,323
Consumer staples	19,469	—	—	19,469
Energy	15,738	—	—	15,738
Real estate	9,242	—	—	9,242
Utilities	3,417	—	—	3,417
Materials	2,673	—	—	2,673
Telecommunication services	831	—	—	831
Short-term securities	—	9,397	—	9,397
Total	$214,831	$9,397	$—	$224,228

Private Client Services Funds	73

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does

74	Private Client Services Funds

not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Private Client Services Funds	75

5. Certain investment techniques

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Capital Group Core Bond Fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $34,200,000.

Interest rate swaps — Capital Group Core Bond Fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $96,440,000.

76	Private Client Services Funds

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts and/or interest rate swaps as of, or for the six months ended April 30, 2018 (dollars in thousands):

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2	Unrealized depreciation*	$—
Swaps	Interest	Unrealized appreciation*	134	Unrealized depreciation*	144
			$136		$144

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized appreciation on futures contracts	$2
Swaps	Interest	Net realized loss on swap contracts	(8)	Net unrealized depreciation on swap contracts	(10)
			$(8)		$(8)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Private Client Services Funds	77

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
As of October 31, 2017
Undistributed ordinary income	$—	$—	$—	$31
Undistributed tax-exempt income	2	—	—	—
Undistributed long-term capital gains	868	—	355	54
Capital loss carryforward*	—	(241)	—	—

As of April 30, 2018
Gross unrealized appreciation on investments	1,664	99	2,553	65
Gross unrealized depreciation on investments	(5,555)	(1,452)	(3,215)	(970)
Net unrealized appreciation (depreciation) on investments	(3,891)	(1,353)	(662)	(905)

Cost of investments	471,449	142,421	398,610	121,540

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2017
Undistributed ordinary income	$—	$6,334	$21,574	$—
Undistributed long-term capital gains	—	20,170	—	10,650
Capital loss carryforward*	(698)	—	(79,865)	—
As of April 30, 2018
Gross unrealized appreciation on investments	453	156,996	402,938	68,470
Gross unrealized depreciation on investments	(9,716)	(8,129)	(27,013)	(2,662)
Net unrealized appreciation (depreciation) on investments	(9,263)	148,867	375,925	65,808
Cost of investments	469,327	426,777	1,252,784	158,420

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2018			Year ended October 31, 2017
	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains
Capital Group Core Municipal Fund	4,625	—	872	8,282	—	144
Capital Group Short-Term Municipal Fund	1,178	—	—	2,242	32	—
Capital Group California Core Municipal Fund	3,541	—	356	6,542	—	284
Capital Group California Short-Term Municipal Fund	734	32	54	1,292	—	52
Capital Group Core Bond Fund	—	4,452	—	—	7,046	719
Capital Group Global Equity Fund	—	7,638	20,172	—	7,255	—
Capital Group International Equity Fund	—	22,396	—	—	19,754	—
Capital Group U.S. Equity Fund	—	1,589	10,650	—	3,244	8,959

78	Private Client Services Funds

7. Fees and transactions

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2019, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.30%
Capital Group Short-Term Municipal Fund	0.30
Capital Group California Core Municipal Fund	0.30
Capital Group California Short-Term Municipal Fund	0.30
Capital Group Core Bond Fund	0.30
Capital Group Global Equity Fund	0.65
Capital Group International Equity Fund	0.65
Capital Group U.S. Equity Fund	0.425

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services — The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund was 0.25% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was 0.65% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was 0.425% of the average daily net assets of the fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor.

Distribution services — American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees — Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of April 30, 2018 (dollars in thousands):

	Purchases	Sales
Capital Group Core Municipal Fund	$—	$5,383

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CGTC-managed funds (or funds managed by certain affiliates of CGTC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during during the six months ended April 30, 2018.

Private Client Services Funds	79

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Capital Group Core Municipal Fund	$71,749	6,950	$4,088	398	$(38,655)	(3,760)	$37,182	3,588
Capital Group Short-Term Municipal Fund	47,896	4,785	883	89	(55,646)	(5,558)	(6,867)	(684)
Capital Group California Core Municipal Fund	55,410	5,298	2,637	252	(37,299)	(3,560)	20,748	1,990
Capital Group California Short-Term Municipal Fund	21,816	2,154	519	51	(20,174)	(1,993)	2,161	212
Capital Group Core Bond Fund	51,285	5,120	3,379	339	(12,070)	(1,206)	42,594	4,253
Capital Group Global Equity Fund	36,359	2,316	22,616	1,474	(36,495)	(2,330)	22,480	1,460
Capital Group International Equity Fund	1,584,039	113,869	22,056	1,605	(1,550,033)	(111,459)	56,062	4,015
Capital Group U.S. Equity Fund	13,623	598	11,208	499	(28,247)	(1,227)	(3,416)	(130)

Year ended October 31, 2017

Capital Group Core Municipal Fund	$101,192	9,764	$5,846	565	$(67,034)	(6,488)	$40,004	3,841
Capital Group Short-Term Municipal Fund	79,828	7,946	1,681	167	(109,740)	(10,927)	(28,231)	(2,814)
Capital Group California Core Municipal Fund	91,608	8,697	4,558	434	(40,534)	(3,869)	55,632	5,262
Capital Group California Short-Term Municipal Fund	46,705	4,587	872	86	(45,366)	(4,457)	2,211	216
Capital Group Core Bond Fund	101,119	9,984	5,963	589	(37,097)	(3,654)	69,985	6,919
Capital Group Global Equity Fund	53,952	3,836	5,365	425	(80,505)	(5,764)	(21,188)	(1,503)
Capital Group International Equity Fund	293,846	25,080	2,587	241	(357,217)	(31,060)	(60,784)	(5,739)
Capital Group U.S. Equity Fund	12,512	604	10,740	532	(31,287)	(1,466)	(8,035)	(330)

80	Private Client Services Funds

9. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended April 30, 2018 (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Purchases of investment securities*	$161,051	$45,765	$129,764	$29,261
Sales of investment securities*	106,541	46,537	131,184	43,779
Net-U.S. taxes paid on dividend income	—	—	—	—

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Purchases of investment securities*	$182,113	$100,318	$190,018	$34,629
Sales of investment securities*	162,693	128,885	239,074	53,556
Net-U.S. taxes paid on dividend income	—	336	1,554	51

*	Excludes short-term securities and U.S. government obligations, if any.

10. Advisory platform concentration

Most of the shares of Capital Group International Equity fund are held through a single advisory platform (more than 89% of the fund as of April 30, 2018). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Private Client Services Funds	81

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
4/30/18[3,4]	$10.41	$.10	$(.20)	$(.10)	$(.09)	$(.02)	$(.11)	$10.20	(.85)%[5]	$470	.27%[6]	.27%[6]		2.01%[6]
10/31/17	10.48	.21	(.07)	.14	(.21)	— [7]	(.21)	10.41	1.39	442	.35	.34		2.02
10/31/16	10.49	.21	— [7]	.21	(.21)	(.01)	(.22)	10.48	1.97	405	.41	.40		1.97
10/31/15	10.56	.21	(.07)	.14	(.21)	—	(.21)	10.49	1.31	379	.42	.40		1.97
10/31/14	10.44	.21	.12	.33	(.21)	—	(.21)	10.56	3.18	341	.41	.40		2.00
10/31/13	10.64	.21	(.20)	.01	(.21)	—	(.21)	10.44	.10	299	.41	.40		2.00
Capital Group Short-Term Municipal Fund
4/30/18[3,4]	$10.09	$.08	$(.15)	$(.07)	$(.07)	$—	$(.07)	$9.95	(.58)%[5]	$141	.29%[6]	.29%[6]		1.62%[6]
10/31/17	10.11	.14	(.02)	.12	(.14)	— [7]	(.14)	10.09	1.26	150	.41	.35		1.42
10/31/16	10.12	.12	(.01)	.11	(.12)	— [7]	(.12)	10.11	1.06	179	.45	.40		1.14
10/31/15	10.19	.12	(.07)	.05	(.12)	— [7]	(.12)	10.12	.51	142	.46	.40		1.15
10/31/14	10.21	.13	(.01)	.12	(.13)	(.01)	(.14)	10.19	1.20	155	.45	.40		1.24
10/31/13	10.32	.14	(.07)	.07	(.14)	(.04)	(.18)	10.21	.66	136	.44	.40		1.34
Capital Group California Core Municipal Fund
4/30/18[3,4]	$10.57	$.09	$(.20)	$(.11)	$(.08)	$(.01)	$(.09)	$10.37	(.90)%[5]	$401	.26%[6]	.26%[6]		1.82%[6]
10/31/17	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34		1.88
10/31/16	10.59	.21	.09	.30	(.20)	—	(.20)	10.69	2.86	336	.41	.40		1.89
10/31/15	10.62	.21	(.03)	.18	(.21)	—	(.21)	10.59	1.68	305	.42	.40		1.95
10/31/14	10.40	.20	.22	.42	(.20)	—	(.20)	10.62	4.08	280	.41	.40		1.92
10/31/13	10.65	.20	(.20)	—	(.21)	(.04)	(.25)	10.40	(.04)	227	.41	.40		1.93
Capital Group California Short-Term Municipal Fund
4/30/18[3,4]	$10.21	$.06	$(.14)	$(.08)	$(.05)	$(.01)	$(.06)	$10.07	(.70)%[5]	$120	.27%[6]	.27%[6]		1.23%[6]
10/31/17	10.23	.11	(.02)	.09	(.11)	— [7]	(.11)	10.21	.97	120	.42	.35		1.11
10/31/16	10.28	.10	(.04)	.06	(.10)	(.01)	(.11)	10.23	.63	118	.46	.40		1.00
10/31/15	10.31	.10	(.03)	.07	(.10)	— [7]	(.10)	10.28	.74	112	.46	.40		.98
10/31/14	10.27	.09	.04	.13	(.09)	— [7]	(.09)	10.31	1.30	138	.44	.40		.89
10/31/13	10.32	.09	(.04)	.05	(.09)	(.01)	(.10)	10.27	.48	115	.44	.40		.91
Capital Group Core Bond Fund
4/30/18[3,4]	$10.14	$.10	$(.27)	$(.17)	$(.09)	$—	$(.09)	$9.88	(1.57)%[5]	$448	.27%[6]	.27%[6]		2.01%[6]
10/31/17	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34		1.58
10/31/16	10.19	.16	.15	.31	(.16)	(.03)	(.19)	10.31	3.03	352	.41	.40		1.55
10/31/15	10.25	.16	(.04)	.12	(.16)	(.02)	(.18)	10.19	1.25	335	.42	.40		1.59
10/31/14	10.24	.16	.04	.20	(.16)	(.03)	(.19)	10.25	1.95	310	.41	.40		1.57
10/31/13	10.62	.15	(.22)	(.07)	(.15)	(.16)	(.31)	10.24	(.69)	296	.41	.40		1.43
Capital Group Global Equity Fund
4/30/18[3,4]	$15.62	$.11	$.35	$.46	$(.21)	$(.55)	$(.76)	$15.32	2.94%[5]	$583	.65%[6]	.65%[6,8]		1.41%[6]
10/31/17	12.65	.21	2.95	3.16	(.19)	—	(.19)	15.62	25.36	571	.73	.73	[8]	1.52
10/31/16	13.13	.20	(.08)	.12	(.18)	(.42)	(.60)	12.65	1.04	482	.86	.85		1.64
10/31/15	13.27	.18	(.03)	.15	(.14)	(.15)	(.29)	13.13	1.10	498	.86	.85		1.34
10/31/14	12.43	.14	.80	.94	(.10)	—	(.10)	13.27	7.60	510	.85	.85	[8]	1.09
10/31/13	9.99	.12	2.45	2.57	(.13)	—	(.13)	12.43	26.10	412	.86	.85		1.09
Capital Group International Equity Fund
4/30/18[3,4]	$13.67	$.11	$.19	$.30	$(.19)	$—	$(.19)	$13.78	2.22%[5]	$1,652	.65%[6]	.65%[6,8]		1.55%[6]
10/31/17	11.23	.20	2.42	2.62	(.18)	—	(.18)	13.67	23.73	1,584	.73	.73	[8]	1.64
10/31/16	11.50	.16	(.30)	(.14)	(.13)	—	(.13)	11.23	(1.20)	1,366	.85	.85	[8]	1.44
10/31/15	11.56	.13	(.05)	.08	(.14)	—	(.14)	11.50	.69	1,333	.85	.85	[8]	1.11
10/31/14	11.72	.16	(.23)	(.07)	(.09)	—	(.09)	11.56	(.62)	1,652	.85	.85	[8]	1.35
10/31/13	9.74	.15	1.88	2.03	(.05)	—	(.05)	11.72	20.93	989	.85	.85	[8]	1.44

82	Private Client Services Funds

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]	Ratio of net income to average net assets[2]
Capital Group U.S. Equity Fund
4/30/18[3,4]	$22.95	$.18	$.38	$.56	$(.16)	$(1.07)	$(1.23)	$22.28	2.40%[5]	$226	.43%[6]	.43%[6,8]	1.55%[6]
10/31/17	19.78	.32	4.02	4.34	(.31)	(.86)	(1.17)	22.95	22.76	236	.53	.52	1.52
10/31/16	19.88	.33	.55	.88	(.30)	(.68)	(.98)	19.78	4.58	210	.66	.65	1.68
10/31/15	20.11	.26	.46	.72	(.24)	(.71)	(.95)	19.88	3.75	198	.67	.65	1.31
10/31/14	18.33	.25	2.05	2.30	(.24)	(.28)	(.52)	20.11	12.78	192	.66	.65	1.30
10/31/13	14.75	.20	3.61	3.81	(.22)	(.01)	(.23)	18.33	26.06	167	.66	.65	1.22

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2018[3,4,5]	2017	2016	2015	2014	2013
Capital Group Core Municipal Fund	25%	47%	18%	16%	9%	18%
Capital Group Short-Term Municipal Fund	36	42	24	27	20	18
Capital Group California Core Municipal Fund	37	27	11	13	18	17
Capital Group California Short-Term Municipal Fund	27	36	19	23	19	9
Capital Group Core Bond Fund	53	95	86	126	137	192
Capital Group Global Equity Fund	18	20	36	39	29	25
Capital Group International Equity Fund	13	17	21	34	33	25
Capital Group U.S. Equity Fund	14	19	31	29	27	25

		Year ended October 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[9]	Six months ended April 30, 2018[3,4,5]	2017	2016	2015	2014	2013

Capital Group Core Bond Fund	20%	52%	58%	87%	Not available

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements by Capital Guardian Trust Company.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Reimbursement was less than 0.005%.
[9]	Refer to Note 5 for further information on mortgage dollar rolls.

See Notes to Financial Statements

Private Client Services Funds	83

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

84	Private Client Services Funds

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	11/1/2017	4/30/2018	period*	ratio
Capital Group Core Municipal Fund
Actual return	$1,000.00	$991.46	$1.33	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group Short-Term Municipal Fund
Actual return	$1,000.00	$994.24	$1.43	.29%
Assumed 5% return	1,000.00	1,023.36	1.45	.29
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$990.96	$1.28	.26%
Assumed 5% return	1,000.00	1,023.51	1.30	.26
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$993.04	$1.33	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group Core Bond Fund
Actual return	$1,000.00	$984.34	$1.33	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group Global Equity Fund
Actual return	$1,000.00	$1,029.40	$3.27	.65%
Assumed 5% return	1,000.00	1,021.57	3.26	.65
Capital Group International Equity Fund
Actual return	$1,000.00	$1,022.17	$3.26	.65%
Assumed 5% return	1,000.00	1,021.57	3.26	.65
Capital Group U.S. Equity Fund
Actual return	$1,000.00	$1,023.99	$2.16	.43%
Assumed 5% return	1,000.00	1,022.66	2.16	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Private Client Services Funds	85

Approval of investment advisory and service agreement	unaudited

Capital Group Private Client Services Funds’ board has approved renewal of the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) through July 31, 2019, with respect to the various series of the funds (each a “fund”). The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CGTC and the Capital Group organization; the resources and systems CGTC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC to the funds under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services provided by CGTC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds and data such as relevant market and fund indexes (including the funds that form the basis of the Lipper index for the strategy in which the fund is included), over various periods through December 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results.

Capital Group Global Equity Fund seeks to provide prudent growth of capital and conservation of principal. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime and five-year periods and trailed the MSCI Index over the same periods. They further noted that the fund’s investment results exceeded both benchmarks for the one-year and three-year periods.

Capital Group International Equity Fund seeks to provide prudent growth of capital and conservation of principal. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI EAFE Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results exceeded the investment results of both benchmarks for the lifetime, five-year, three-year and one-year periods except the MSCI Index for the five-year period.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal. The fund’s secondary objective is to provide income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index and (ii) the Lipper Growth and Income Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, five-year, three-year and one-year periods. They further noted that the fund’s investment results trailed the S&P 500 Index over the same periods.

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving its shareholders’ investments. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index and (ii) the Lipper Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results were higher than the investment results of the Lipper Average for the lifetime, five-year, three-year and one-year periods. They further noted that the fund’s investment results trailed the Bloomberg Barclays Index over the same periods except for the one-year period.

Capital Group Short-Term Municipal Fund seeks to preserve its shareholders’ investments and secondarily to provide current income exempt from federal income tax. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Short 1–5 Years Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, five-year, three-year and one-year

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periods. They further noted that the fund’s investment results trailed the Bloomberg Barclays Index over the same periods except for the one-year period.

Capital Group California Core Municipal Fund seeks current income exempt from federal and California income taxes while preserving its shareholders’ investments. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays California Short-Intermediate Municipal Index and (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results exceeded both benchmarks for the three-year and one-year periods. They further noted that for the lifetime and five-year periods, the fund’s investment results trailed the Bloomberg Barclays Index but exceeded the Lipper Average.

Capital Group California Short-Term Municipal Fund seeks to preserve its investments and secondarily to provide current income exempt from federal and California income taxes. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays California Short Municipal Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, five-year, three-year and one-year periods. They further noted that the fund’s investment results trailed the Bloomberg Barclays Index over the same periods except for the one-year period.

Capital Group Core Bond Fund seeks current income while preserving its shareholders’ investments. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average. They noted that the fund’s investment results exceeded the Lipper Average for the lifetime and one-year periods but trailed the Lipper Average for the five-year and three-year periods. They further noted that the fund’s investment results exceeded the Bloomberg Barclays Index for the one-year period but trailed the Bloomberg Barclays Index for the three-year, five-year and lifetime periods.

The board and the committee also considered the challenging environment for fixed income investments during these periods, the impact of fund fees on index comparisons, and the important role of the CGPCS fixed income funds in preserving capital for the funds’ shareholders. The board and the committee concluded that the funds’ investment results have been sufficient for renewal of the agreement, and that CGTC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (each as a percentage of average net assets) to those of other relevant funds. They observed that the advisory fees and expenses of these funds were in line with or below those of most of the relevant funds in their respective Lipper categories.

For Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund (collectively the “Equity Funds”), the agreement provides that each of the Equity Funds pays CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the funds’ independent trustees (including expenses of their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging for and supervising third parties that provide such services. The board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, the structure shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, the structure allows shareholders to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds.

In reviewing the unified management fee for the Equity Funds, the board and the committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of other relevant funds. They observed that the total expenses of the Equity Funds remain below those of the medians of the relevant funds included in their respective Lipper categories. They noted that the Equity Funds’ unified management fees were higher than the non-unified management fees of certain relevant funds included in their respective Lipper categories, but also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company, and noted that CGTC bears the risk of future increases in the funds’ nonadvisory operating expenses.

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The board and the committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CGTC and its affiliates receive as a result of CGTC’s relationship with the funds, including fees for administrative services paid to Capital Group Private Client Services, a division of Capital Bank and Trust Company, and possible ancillary benefits to CGTC and its affiliates in managing other investment vehicles and accounts. The board and the committee reviewed CGTC’s portfolio trading practices, noting the potential benefits CGTC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees paid to CGTC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CGTC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CGTC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of The Capital Group organization’s long-term profitability for maintaining CGTC’s independence, company culture and management continuity. They further considered CGTC’s reimbursement of fund expenses through voluntary fee caps. The board and the committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC and fund shareholders.

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Office of the funds and of the investment adviser

Capital Guardian Trust Company
6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue,
22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at (800) 421-4996 to obtain a copy of the prospectus. Fund shares offered through American Funds Distributors, Inc.

Capital Group Private Client Services Funds file a complete list of their portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website (sec.gov). You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services.

The proxy voting procedures and principles of Capital Group Private Client Services Funds — which describe how we vote proxies relating to portfolio securities — are available upon request by calling Capital Group Private Client Services at (800) 421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling Capital Group Private Client Services.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 29, 2018